ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2016

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 5,985,927		$ 2,866,341		$ 2,370,362		$ 23,525,305
Total assets	$ 5,985,927		$ 2,866,341		$ 2,370,362		$ 23,525,305
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ -		$ 424
Total net assets	$ 5,985,927		$ 2,866,341		$ 2,370,362		$ 23,524,881
Net assets:
Accumulation units	$ 5,985,927		$ 2,866,341		$ 2,370,362		$ 23,157,749
Contracts in payout (annuitization) period	$ -		$ -		$ -		$ 367,132
Total net assets	$ 5,985,927		$ 2,866,341		$ 2,370,362		$ 23,524,881
Units outstanding	4,557,716		785,456		1,122,034		5,700,634
Investment shares held	574,465		42,711		22,339		1,201,497
Investments at cost	$ 6,466,825		$ 1,165,343		$ 1,671,947		$ 13,314,789
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.30	48,940	$ -	-	$ -	-	$ 2.31	263
Phoenix Dimensions® Option 1	$ 1.34	565,931	$ -	-	$ 2.11	11,705	$ 2.00	158,492
Phoenix Dimensions® Option 2	$ 1.31	91,385	$ -	-	$ 2.07	14,018	$ 1.95	95,453
Phoenix Dimensions® Option 4	$ 1.28	266,362	$ -	-	$ 2.02	308	$ 1.89	89,489
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 4.48	79,971
Phoenix Investor’s Edge® Option 1	$ 1.30	422,139	$ 5.14	1,723	$ 2.04	10,929	$ 4.02	183,835
Phoenix Investor’s Edge® Option 2	$ 1.28	719,610	$ 5.02	1,942	$ 2.01	5,454	$ 3.93	119,718
Phoenix Investor’s Edge® Option 3	$ 1.26	4,611	$ 4.91	477	$ -	-	$ 3.84	4,121
Phoenix Premium Edge®	$ 1.30	1,270,935	$ 3.18	189,102	$ 2.05	111,909	$ 4.24	284,963
Phoenix Spectrum Edge® Option 1	$ 1.36	149,680	$ 5.59	30,557	$ 2.14	75,943	$ 4.37	1,037,537
Phoenix Spectrum Edge® Option 2	$ 1.34	348,422	$ 5.46	55,227	$ 2.11	141,067	$ 4.27	2,436,472
Phoenix Spectrum Edge® Option 3	$ 1.33	15,443	$ 5.34	14,616	$ 2.08	2,234	$ 4.18	209,968
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 4.24	4,464
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 2.12	11,825	$ 1.57	33,226
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 2.09	12,853	$ 1.55	44,709
Retirement Planner's Edge	$ 1.33	61,952	$ 3.21	15,094	$ 2.08	46,425	$ 4.37	255,399
The Big Edge Choice®	$ 1.33	319,178	$ 3.30	120,161	$ 2.09	320,382	$ 4.39	353,740
The Phoenix Edge® – VA Option 1	$ 1.39	198,557	$ 3.59	216,424	$ 2.18	256,614	$ 4.72	178,480
The Phoenix Edge® – VA Option 2	$ 1.34	14,696	$ 3.37	135,197	$ 2.11	72,656	$ 4.48	71,096
The Phoenix Edge® – VA Option 3	$ 1.33	59,875	$ 3.31	4,936	$ 2.09	27,712	$ 4.41	59,238
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 477,343		$ 47,947,625		$ 30,079,566		$ 8,113,752
Total assets	$ 477,343		$ 47,947,625		$ 30,079,566		$ 8,113,752
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 583		$ 30		$ 1
Total net assets	$ 477,343		$ 47,947,042		$ 30,079,536		$ 8,113,751
Net assets:
Accumulation units	$ 477,343		$ 47,762,945		$ 30,008,909		$ 8,092,410
Contracts in payout (annuitization) period	$ -		$ 184,097		$ 70,627		$ 21,341
Total net assets	$ 477,343		$ 47,947,042		$ 30,079,536		$ 8,113,751
Units outstanding	244,124		17,622,382		32,960,385		2,035,717
Investment shares held	28,447		4,447,832		30,079,566		1,186,221
Investments at cost	$ 382,162		$ 51,312,788		$ 30,079,566		$ 8,945,920
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 0.95	8,650	$ 5.80	979
Freedom Edge®	$ -	-	$ 1.26	51,186	$ 0.89	205,552	$ 2.17	36,225
Phoenix Dimensions® Option 1	$ 1.98	123	$ 1.26	502,379	$ 0.92	1,872,501	$ 1.97	329,181
Phoenix Dimensions® Option 2	$ -	-	$ 1.23	324,109	$ 0.90	300,043	$ 1.92	9,334
Phoenix Dimensions® Option 4	$ -	-	$ 1.19	228,843	$ 0.88	249,596	$ 1.86	1,771
Phoenix Income Choice®	$ -	-	$ 2.94	43,498	$ 0.92	70,589	$ 5.07	1,305
Phoenix Investor’s Edge® Option 1	$ 1.91	17,897	$ 2.65	328,034	$ 0.89	1,510,385	$ 4.80	68,176
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.59	279,372	$ 0.88	413,813	$ 4.70	45,942
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.53	3,900	$ -	-	$ 4.59	5,832
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ 0.88	4,117	$ 4.66	900
Phoenix Premium Edge®	$ 1.92	50,095	$ 3.00	918,020	$ 0.89	2,420,755	$ 4.42	393,162
Phoenix Spectrum Edge® Option 1	$ 2.00	24,678	$ 2.89	3,410,924	$ 0.93	3,723,160	$ 5.23	101,241
Phoenix Spectrum Edge® Option 2	$ 1.98	16,077	$ 2.82	9,041,838	$ 0.92	7,354,348	$ 5.11	189,543
Phoenix Spectrum Edge® Option 3	$ 1.95	2,539	$ 2.76	618,209	$ 0.91	628,167	$ 4.99	101,945
Phoenix Spectrum Edge® Option 4	$ -	-	$ 2.80	16,722	$ 0.91	17,341	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.23	335,686	$ 0.92	2,028,602	$ 1.69	99,336
Phoenix Spectrum Edge® + Option 2	$ 1.96	1,381	$ 1.21	214,535	$ 0.91	4,587,910	$ 1.67	47,054
Retirement Planner's Edge	$ -	-	$ 3.18	207,689	$ 0.91	604,751	$ 4.55	43,607
The Big Edge Choice®	$ 1.96	96,719	$ 3.20	430,185	$ 0.91	4,293,161	$ 4.45	326,515
The Phoenix Edge® – VA Option 1	$ 2.04	9,213	$ 3.54	378,476	$ 0.94	1,540,511	$ 5.00	127,369
The Phoenix Edge® – VA Option 2	$ 1.98	15,111	$ 3.27	116,231	$ 0.92	839,859	$ 4.72	91,737
The Phoenix Edge® – VA Option 3	$ 1.96	10,291	$ 3.26	172,546	$ 0.91	286,574	$ 4.69	14,563
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 23,362,776		$ 60,193,077		$ 10,865,435		$ 27,216,941
Total assets	$ 23,362,776		$ 60,193,077		$ 10,865,435		$ 27,216,941
Liabilities:
Payable to PHL Variable Insurance Company	$ 2		$ 126		$ 1		$ 3
Total net assets	$ 23,362,774		$ 60,192,951		$ 10,865,434		$ 27,216,938
Net assets:
Accumulation units	$ 23,297,197		$ 60,170,095		$ 10,837,515		$ 27,204,427
Contracts in payout (annuitization) period	$ 65,577		$ 22,856		$ 27,919		$ 12,511
Total net assets	$ 23,362,774		$ 60,192,951		$ 10,865,434		$ 27,216,938
Units outstanding	5,439,574		27,053,202		3,639,867		20,343,961
Investment shares held	707,106		1,941,712		183,848		2,177,355
Investments at cost	$ 16,032,099		$ 35,377,533		$ 5,781,240		$ 26,884,179
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 5.36	398	$ -	-
Freedom Edge®	$ 2.65	13,482	$ 2.20	38,006	$ 2.11	26,447	$ 1.31	76,137
Phoenix Dimensions® Option 1	$ 2.12	246,966	$ 1.97	1,245,362	$ 1.98	17,815	$ 1.36	1,032,605
Phoenix Dimensions® Option 2	$ 2.06	120,358	$ 1.92	489,048	$ 1.92	51	$ 1.32	381,658
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.92	239	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ 1.86	315,720	$ -	-	$ 1.29	149,392
Phoenix Income Choice®	$ 5.40	10,068	$ 3.96	1,268	$ 3.28	2,507	$ -	-
Phoenix Investor’s Edge® Option 1	$ 5.40	102,578	$ 3.91	361,981	$ 3.40	78,780	$ 1.30	633,209
Phoenix Investor’s Edge® Option 2	$ 5.27	56,325	$ 3.82	236,136	$ 3.32	38,448	$ 1.28	326,167
Phoenix Investor’s Edge® Option 3	$ 5.15	18,646	$ 3.73	5,844	$ 3.24	2,753	$ -	-
Phoenix Premium Edge®	$ 4.26	670,832	$ 2.74	823,978	$ 2.28	359,260	$ 1.31	1,018,607
Phoenix Spectrum Edge® Option 1	$ 5.87	342,574	$ 4.25	1,236,911	$ 3.69	506,425	$ 1.38	1,083,528
Phoenix Spectrum Edge® Option 2	$ 5.74	659,090	$ 4.16	3,876,605	$ 3.61	1,111,297	$ 1.36	3,213,131
Phoenix Spectrum Edge® Option 3	$ 5.61	65,970	$ 4.06	187,745	$ 3.53	44,493	$ 1.34	65,569
Phoenix Spectrum Edge® Option 4	$ 5.69	877	$ 4.12	1,969	$ 3.58	226	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.59	365,271	$ 1.59	4,540,794	$ 1.63	36,750	$ 1.35	3,320,889
Phoenix Spectrum Edge® + Option 2	$ 1.57	190,304	$ 1.57	13,215,232	$ 1.61	26,432	$ 1.33	8,438,883
Retirement Planner's Edge	$ 4.46	119,749	$ 3.27	10,356	$ 2.37	273,705	$ 1.34	1,522
The Big Edge Choice®	$ 4.42	1,331,760	$ 2.88	293,159	$ 2.43	677,819	$ 1.34	306,732
The Phoenix Edge® – VA Option 1	$ 4.84	531,815	$ 3.15	73,867	$ 2.60	207,989	$ 1.41	162,260
The Phoenix Edge® – VA Option 2	$ 4.51	350,869	$ 2.93	71,630	$ 2.49	180,128	$ 1.36	48,352
The Phoenix Edge® – VA Option 3	$ 4.44	242,040	$ 2.88	27,591	$ 2.38	47,905	$ 1.34	85,320
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 131,307		$ 25,494,097		$ 30,820,974		$ 581,619
Total assets	$ 131,307		$ 25,494,097		$ 30,820,974		$ 581,619
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ 2		$ -
Total net assets	$ 131,307		$ 25,494,097		$ 30,820,972		$ 581,619
Net assets:
Accumulation units	$ 100,489		$ 25,478,983		$ 30,762,453		$ 581,619
Contracts in payout (annuitization) period	$ 30,818		$ 15,114		$ 58,519		$ -
Total net assets	$ 131,307		$ 25,494,097		$ 30,820,972		$ 581,619
Units outstanding	84,882		17,729,315		14,843,920		347,987
Investment shares held	22,293		1,657,614		1,534,909		37,841
Investments at cost	$ 171,921		$ 28,321,367		$ 25,755,839		$ 389,059
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.53	116,074	$ 2.09	59,685	$ -	-
Phoenix Dimensions® Option 1	$ 1.56	732	$ 1.59	849,893	$ 1.74	762,794	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.55	509,317	$ 1.69	477,854	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ 1.55	905	$ 1.69	804	$ -	-
Phoenix Dimensions® Option 4	$ 1.50	1,033	$ 1.51	164,602	$ 1.64	143,041	$ -	-
Phoenix Income Choice®	$ -	-	$ 1.59	9,287	$ 4.11	1,698	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.51	11,874	$ 1.52	1,915,695	$ 4.08	732,469	$ 1.61	78
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.50	1,454,525	$ 3.99	589,466	$ -	-
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.48	12,349	$ 3.90	31,335	$ 1.54	1,661
Phoenix Premium Edge®	$ -	-	$ 1.53	1,057,608	$ 4.36	504,621	$ 1.62	18,907
Phoenix Spectrum Edge® Option 1	$ 1.58	359	$ 1.62	425,410	$ 4.44	257,550	$ 1.73	6,585
Phoenix Spectrum Edge® Option 2	$ 1.56	19,577	$ 1.59	1,384,304	$ 4.34	611,996	$ 1.70	69,948
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.57	46,978	$ 4.24	33,375	$ 1.66	185,672
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.35	1,796,835	$ 1.28	1,911,736	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.33	7,016,417	$ 1.26	7,159,529	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.57	98,601	$ 4.92	44,920	$ 1.66	17,098
The Big Edge Choice®	$ 1.55	40,517	$ 1.47	578,854	$ 2.65	1,123,732	$ 1.67	18,281
The Phoenix Edge® – VA Option 1	$ 1.61	568	$ 1.65	191,637	$ 5.30	248,795	$ 1.78	65
The Phoenix Edge® – VA Option 2	$ 1.56	10,222	$ 1.59	83,400	$ 4.94	125,494	$ 1.70	24,372
The Phoenix Edge® – VA Option 3	$ -	-	$ 1.57	16,624	$ 4.98	23,026	$ 1.67	5,320
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 15,074,000		$ 3,095,985		$ 1,839,469		$ 1,531,663
Total assets	$ 15,074,000		$ 3,095,985		$ 1,839,469		$ 1,531,663
Liabilities:
Payable to PHL Variable Insurance Company	$ 10		$ -		$ -		$ -
Total net assets	$ 15,073,990		$ 3,095,985		$ 1,839,469		$ 1,531,663
Net assets:
Accumulation units	$ 15,040,754		$ 3,084,415		$ 1,839,469		$ 1,527,628
Contracts in payout (annuitization) period	$ 33,236		$ 11,570		$ -		$ 4,035
Total net assets	$ 15,073,990		$ 3,095,985		$ 1,839,469		$ 1,531,663
Units outstanding	9,952,252		1,844,373		1,083,041		840,508
Investment shares held	281,336		89,531		104,042		119,010
Investments at cost	$ 10,555,202		$ 2,270,948		$ 1,702,317		$ 1,593,523
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.49	8,538	$ 1.62	8,771	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.51	112,258	$ -	-	$ 1.75	21,911	$ -	-
Phoenix Dimensions® Option 2	$ 1.50	41,663	$ -	-	$ 1.70	37,206	$ -	-
Phoenix Dimensions® Option 4	$ 1.48	48,577	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.51	6,025	$ 1.68	6,831	$ -	-	$ 1.85	2,153
Phoenix Investor’s Edge® Option 1	$ 1.49	133,079	$ 1.61	37,891	$ 1.67	10,112	$ 1.76	25,773
Phoenix Investor’s Edge® Option 2	$ 1.48	181,483	$ 1.58	35,933	$ 1.65	14,609	$ 1.73	45,674
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.70	8,057
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 1.72	1,810
Phoenix Premium Edge®	$ 1.49	227,625	$ 1.62	131,807	$ 1.68	381,287	$ 1.77	111,030
Phoenix Spectrum Edge® Option 1	$ 1.53	2,290,067	$ 1.71	397,976	$ 1.78	35,482	$ 1.89	94,102
Phoenix Spectrum Edge® Option 2	$ 1.51	5,911,045	$ 1.68	1,020,637	$ 1.75	108,941	$ 1.85	141,781
Phoenix Spectrum Edge® Option 3	$ 1.50	444,654	$ 1.65	56,083	$ 1.72	1,356	$ 1.82	191,494
Phoenix Spectrum Edge® Option 4	$ 1.51	4,572	$ 1.67	613	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.52	2,446	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.51	5,004	$ -	-	$ 1.52	22,322	$ -	-
Retirement Planner's Edge	$ 1.50	11,450	$ 1.65	6,781	$ 1.72	94,263	$ 1.82	24,996
The Big Edge Choice®	$ 1.51	262,011	$ 1.66	55,382	$ 1.66	223,178	$ 1.82	163,155
The Phoenix Edge® – VA Option 1	$ 1.54	66,558	$ 1.75	34,821	$ 1.82	14,422	$ 1.93	13,648
The Phoenix Edge® – VA Option 2	$ 1.51	157,872	$ 1.68	39,070	$ 1.75	104,158	$ 1.85	16,835
The Phoenix Edge® – VA Option 3	$ 1.51	37,325	$ 1.66	11,777	$ 1.73	13,794	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 442,157		$ 5,471,321		$ 43,134,826		$ 3,583,961
Total assets	$ 442,157		$ 5,471,321		$ 43,134,826		$ 3,583,961
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ 1		$ 193		$ 1
Total net assets	$ 442,157		$ 5,471,320		$ 43,134,633		$ 3,583,960
Net assets:
Accumulation units	$ 442,157		$ 5,471,320		$ 42,988,015		$ 3,518,030
Contracts in payout (annuitization) period	$ -		$ -		$ 146,618		$ 65,930
Total net assets	$ 442,157		$ 5,471,320		$ 43,134,633		$ 3,583,960
Units outstanding	212,864		2,997,515		25,263,474		1,995,948
Investment shares held	54,655		458,235		1,174,696		140,437
Investments at cost	$ 786,764		$ 5,377,710		$ 30,964,697		$ 2,831,248
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 1.80	1,578	$ 1.65	21,097	$ 1.76	691
Phoenix Dimensions® Option 1	$ -	-	$ 1.88	69,727	$ 1.73	493,623	$ 1.81	19,849
Phoenix Dimensions® Option 2	$ -	-	$ 1.82	6,240	$ 1.68	185,837	$ 1.76	4,158
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.68	349	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 1.63	187,090	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.74	12,517	$ 1.83	1,811
Phoenix Investor’s Edge® Option 1	$ 2.00	8,510	$ 1.79	110,099	$ 1.64	537,923	$ 1.75	107,660
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.76	68,594	$ 1.61	506,650	$ 1.72	98,177
Phoenix Investor’s Edge® Option 3	$ -	-	$ 1.73	2,762	$ 1.59	3,856	$ 1.69	16,191
Phoenix Investor’s Edge® Option 4	$ 1.95	3,804	$ 1.75	636	$ 1.60	4,888	$ 1.71	4,880
Phoenix Premium Edge®	$ 2.01	16,903	$ 1.80	535,340	$ 1.65	649,302	$ 1.76	258,411
Phoenix Spectrum Edge® Option 1	$ 2.13	37,814	$ 1.91	405,636	$ 1.75	5,120,721	$ 1.87	258,526
Phoenix Spectrum Edge® Option 2	$ 2.09	71,056	$ 1.88	474,055	$ 1.72	14,460,617	$ 1.83	416,676
Phoenix Spectrum Edge® Option 3	$ 2.06	7,010	$ 1.85	136,150	$ 1.69	782,205	$ 1.80	93,257
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.71	9,418	$ 1.82	1,127
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.64	96,719	$ 1.35	274,188	$ 1.38	40,587
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.62	296,013	$ 1.33	638,867	$ 1.36	40,018
Retirement Planner's Edge	$ 2.06	25,629	$ 1.85	153,530	$ 1.69	102,848	$ 1.80	72,405
The Big Edge Choice®	$ 2.06	24,613	$ 1.85	421,594	$ 1.70	730,080	$ 1.81	283,400
The Phoenix Edge® – VA Option 1	$ 2.18	3,142	$ 1.96	48,631	$ 1.80	203,554	$ 1.91	145,349
The Phoenix Edge® – VA Option 2	$ -	-	$ 1.88	75,728	$ 1.72	206,297	$ 1.83	36,856
The Phoenix Edge® – VA Option 3	$ 2.07	14,383	$ 1.86	94,483	$ 1.70	131,547	$ 1.81	95,919
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 9,822,078		$ 27,554,472		$ 12,222,463		$ 24,405,807
Total assets	$ 9,822,078		$ 27,554,472		$ 12,222,463		$ 24,405,807
Liabilities:
Payable to PHL Variable Insurance Company	$ -		$ -		$ 3		$ -
Total net assets	$ 9,822,078		$ 27,554,472		$ 12,222,460		$ 24,405,807
Net assets:
Accumulation units	$ 9,822,078		$ 27,554,472		$ 12,222,460		$ 24,401,448
Contracts in payout (annuitization) period	$ -		$ -		$ -		$ 4,359
Total net assets	$ 9,822,078		$ 27,554,472		$ 12,222,460		$ 24,405,807
Units outstanding	7,008,614		21,472,123		8,991,007		20,725,219
Investment shares held	849,661		2,532,580		1,122,357		2,328,798
Investments at cost	$ 7,743,424		$ 25,800,614		$ 10,780,342		$ 24,669,347
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.37	38,062	$ -	-	$ -	-	$ 1.16	67,870
Phoenix Dimensions® Option 1	$ 1.40	102,997	$ 1.29	2,779,959	$ 1.37	549,736	$ 1.19	1,761,768
Phoenix Dimensions® Option 2	$ 1.38	113,472	$ 1.27	1,203,032	$ 1.35	318,632	$ 1.17	339,971
Phoenix Dimensions® Option 4	$ 1.36	207,001	$ 1.25	220,267	$ 1.32	428,342	$ 1.15	576,486
Phoenix Investor’s Edge® Option 1	$ 1.37	56,889	$ 1.26	2,218,006	$ 1.33	325,440	$ 1.16	2,519,390
Phoenix Investor’s Edge® Option 2	$ 1.36	46,072	$ 1.25	1,228,732	$ 1.32	508,665	$ 1.15	253,912
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 1.31	18,964	$ 1.14	120,889
Phoenix Premium Edge®	$ 1.37	46,055	$ 1.27	2,585,917	$ 1.34	546,442	$ 1.16	1,394,789
Phoenix Spectrum Edge® Option 1	$ 1.42	713,506	$ 1.31	1,610,850	$ 1.38	1,213,775	$ 1.20	1,102,740
Phoenix Spectrum Edge® Option 2	$ 1.40	4,186,756	$ 1.29	4,438,882	$ 1.37	1,848,433	$ 1.19	4,200,357
Phoenix Spectrum Edge® Option 3	$ 1.39	159,615	$ 1.28	589,375	$ 1.35	126,494	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.41	329,507	$ 1.30	1,026,601	$ 1.37	613,175	$ 1.19	1,813,326
Phoenix Spectrum Edge® + Option 2	$ 1.40	599,177	$ 1.29	2,470,930	$ 1.36	1,141,936	$ 1.18	4,823,589
Retirement Planner's Edge	$ 1.39	103,157	$ 1.28	49,230	$ 1.35	73,558	$ -	-
The Big Edge Choice®	$ 1.39	163,274	$ 1.28	605,538	$ 1.36	366,221	$ 1.18	749,102
The Phoenix Edge® – VA Option 1	$ 1.43	12,032	$ 1.32	339,285	$ 1.40	198,626	$ 1.21	414,908
The Phoenix Edge® – VA Option 2	$ 1.40	83,472	$ 1.29	105,519	$ 1.37	712,568	$ 1.19	85,723
The Phoenix Edge® – VA Option 3	$ 1.40	47,570	$ -	-	$ -	-	$ 1.18	500,399
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 34,924,173		$ 344,615		$ 623,070		$ 1,261,842
Total assets	$ 34,924,173		$ 344,615		$ 623,070		$ 1,261,842
Liabilities:
Payable to PHL Variable Insurance Company	$ 3		$ -		$ -		$ -
Total net assets	$ 34,924,170		$ 344,615		$ 623,070		$ 1,261,842
Net assets:
Accumulation units	$ 34,917,062		$ 344,615		$ 623,070		$ 1,261,842
Contracts in payout (annuitization) period	$ 7,108		$ -		$ -		$ -
Total net assets	$ 34,924,170		$ 344,615		$ 623,070		$ 1,261,842
Units outstanding	23,481,315		346,147		432,961		910,817
Investment shares held	2,396,992		16,317		13,054		36,427
Investments at cost	$ 45,593,074		$ 348,608		$ 584,899		$ 1,265,227
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.58	28,169	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.64	1,035,657	$ 1.00	9,292	$ 1.47	5,396	$ 1.42	78,323
Phoenix Dimensions® Option 2	$ 1.59	400,719	$ 0.99	6,648	$ 1.43	85	$ 1.38	3,660
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.43	345	$ 1.38	298
Phoenix Dimensions® Option 4	$ 1.55	224,194	$ 0.99	481	$ -	-	$ 1.35	4,318
Phoenix Investor’s Edge® Option 1	$ 1.57	560,466	$ 0.99	9,230	$ 1.41	20,822	$ 1.36	74,870
Phoenix Investor’s Edge® Option 2	$ 1.54	307,912	$ 0.99	41,808	$ 1.39	2,380	$ 1.34	13,645
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.32	26,965
Phoenix Premium Edge®	$ 1.58	730,529	$ 0.99	23,646	$ 1.42	53,168	$ 1.37	75,737
Phoenix Spectrum Edge® Option 1	$ 1.66	883,598	$ 1.00	19,004	$ 1.49	80,332	$ 1.44	48,174
Phoenix Spectrum Edge® Option 2	$ 1.64	2,922,954	$ 1.00	53,566	$ 1.47	70,304	$ 1.42	131,116
Phoenix Spectrum Edge® Option 3	$ 1.61	45,582	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.44	4,220,431	$ 1.00	4,104	$ 1.35	46,795	$ 1.25	73,783
Phoenix Spectrum Edge® + Option 2	$ 1.42	11,885,217	$ 1.00	12,377	$ 1.33	50,178	$ 1.23	35,540
Retirement Planner's Edge	$ 1.61	5,905	$ 0.99	57,064	$ 1.45	16,271	$ 1.40	10,423
The Big Edge Choice®	$ 1.60	75,704	$ 1.00	39,136	$ 1.47	50,654	$ 1.40	223,032
The Phoenix Edge® – VA Option 1	$ 1.70	52,631	$ 1.00	53,680	$ 1.53	33,666	$ 1.48	83,140
The Phoenix Edge® – VA Option 2	$ 1.64	34,072	$ 1.00	16,111	$ 1.47	2,192	$ 1.42	27,793
The Phoenix Edge® – VA Option 3	$ 1.62	67,575	$ -	-	$ 1.45	373	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 25,340,369		$ 18,789,556		$ 1,770,850		$ 5,578,951
Total assets	$ 25,340,369		$ 18,789,556		$ 1,770,850		$ 5,578,951
Liabilities:
Payable to PHL Variable Insurance Company	$ 3		$ 2		$ -		$ -
Total net assets	$ 25,340,366		$ 18,789,554		$ 1,770,850		$ 5,578,951
Net assets:
Accumulation units	$ 25,335,581		$ 18,786,008		$ 1,770,850		$ 5,578,951
Contracts in payout (annuitization) period	$ 4,785		$ 3,546		$ -		$ -
Total net assets	$ 25,340,366		$ 18,789,554		$ 1,770,850		$ 5,578,951
Units outstanding	14,837,194		32,152,698		1,314,084		3,727,919
Investment shares held	1,066,963		2,363,466		144,323		524,337
Investments at cost	$ 19,226,350		$ 47,364,525		$ 1,794,344		$ 5,382,559
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.74	25,765	$ 0.57	49,773	$ 1.31	6,222	$ 1.46	11,690
Phoenix Dimensions® Option 1	$ 1.81	695,119	$ 0.59	1,541,850	$ 1.36	128,838	$ 1.52	77,700
Phoenix Dimensions® Option 2	$ 1.76	266,124	$ 0.57	625,995	$ 1.32	7,041	$ 1.48	22,184
Phoenix Dimensions® Option 3	$ 1.76	271	$ -	-	$ -	-	$ 1.48	127
Phoenix Dimensions® Option 4	$ 1.71	137,911	$ 0.56	280,362	$ -	-	$ 1.44	1,088
Phoenix Investor’s Edge® Option 1	$ 1.73	384,085	$ 0.56	865,707	$ 1.30	11,394	$ 1.45	81,957
Phoenix Investor’s Edge® Option 2	$ 1.70	180,397	$ 0.55	400,753	$ 1.28	11,694	$ 1.43	51,776
Phoenix Premium Edge®	$ 1.74	569,448	$ 0.57	1,377,412	$ 1.31	130,429	$ 1.46	648,713
Phoenix Spectrum Edge® Option 1	$ 1.84	755,633	$ 0.60	1,131,795	$ 1.38	74,532	$ 1.54	212,774
Phoenix Spectrum Edge® Option 2	$ 1.81	2,337,579	$ 0.59	3,615,412	$ 1.36	144,276	$ 1.52	353,006
Phoenix Spectrum Edge® Option 3	$ 1.78	28,791	$ 0.58	88,435	$ 1.34	5,825	$ 1.49	79,527
Phoenix Spectrum Edge® + Option 1	$ 1.67	2,321,428	$ 0.59	5,657,962	$ 1.33	141,002	$ 1.47	108,075
Phoenix Spectrum Edge® + Option 2	$ 1.65	6,667,400	$ 0.58	16,016,057	$ 1.31	15,670	$ 1.45	1,114
Retirement Planner's Edge	$ 1.78	11,189	$ 0.58	71,446	$ 1.34	240,636	$ 1.49	407,470
The Big Edge Choice®	$ 1.85	232,546	$ 0.61	276,071	$ 1.32	111,013	$ 1.47	940,040
The Phoenix Edge® – VA Option 1	$ 1.88	108,790	$ 0.61	79,156	$ 1.41	182,361	$ 1.58	495,049
The Phoenix Edge® – VA Option 2	$ 1.81	58,614	$ 0.59	43,881	$ 1.36	55,313	$ 1.52	225,093
The Phoenix Edge® – VA Option 3	$ 1.79	56,104	$ 0.58	30,631	$ 1.34	47,838	$ 1.50	10,536
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
Assets:
Investments at fair value	$ 271,413		$ 496,841		$ 1,040,539		$ 19,121,571
Total assets	$ 271,413		$ 496,841		$ 1,040,539		$ 19,121,571
Total net assets	$ 271,413		$ 496,841		$ 1,040,539		$ 19,121,571
Net assets:
Accumulation units	$ 271,413		$ 496,841		$ 1,040,539		$ 19,118,841
Contracts in payout (annuitization) period	$ -		$ -		$ -		$ 2,730
Total net assets	$ 271,413		$ 496,841		$ 1,040,539		$ 19,121,571
Units outstanding	898,335		190,965		694,009		14,589,558
Investment shares held	2,610		5,546		79,919		2,064,964
Investments at cost	$ 913,132		$ 178,768		$ 956,591		$ 20,952,527
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.28	73,475
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.50	737	$ 1.32	827,172
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 1.29	304,453
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ -	-	$ 1.26	70,442
Phoenix Investor’s Edge® Option 1	$ 0.29	214,014	$ 2.55	1,591	$ -	-	$ 1.27	370,214
Phoenix Investor’s Edge® Option 2	$ 0.28	11,711	$ 2.50	1,326	$ -	-	$ 1.25	136,796
Phoenix Investor’s Edge® Option 3	$ 0.28	22,487	$ 2.44	1,000	$ -	-	$ -	-
Phoenix Premium Edge®	$ 0.29	142,919	$ 2.57	133,459	$ 1.45	61,665	$ 1.28	732,742
Phoenix Spectrum Edge® Option 1	$ 0.31	118,696	$ 2.75	10,697	$ 1.52	30,969	$ 1.34	117,556
Phoenix Spectrum Edge® Option 2	$ 0.31	291,740	$ 2.69	15,544	$ 1.50	55,034	$ 1.32	659,571
Phoenix Spectrum Edge® Option 3	$ -	-	$ 2.64	20,859	$ 1.48	36,547	$ 1.30	40,615
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.51	106,789	$ 1.33	3,027,451
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.49	751	$ 1.31	7,884,886
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.48	15,248	$ 1.30	54,671
The Big Edge Choice®	$ -	-	$ -	-	$ 1.49	193,965	$ 1.31	116,277
The Phoenix Edge® – VA Option 1	$ 0.32	85,681	$ 2.82	6,489	$ 1.55	76,347	$ 1.37	35,212
The Phoenix Edge® – VA Option 2	$ 0.31	11,087	$ -	-	$ 1.50	105,922	$ 1.32	55,638
The Phoenix Edge® – VA Option 3	$ -	-	$ -	-	$ 1.49	10,035	$ 1.31	82,387
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$ 75,428,564		$ 12,434,295		$ 2,116,476		$ 6,590,727
Total assets	$ 75,428,564		$ 12,434,295		$ 2,116,476		$ 6,590,727
Liabilities:
Payable to PHL Variable Insurance Company	$ 1		$ -		$ -		$ 1
Total net assets	$ 75,428,563		$ 12,434,295		$ 2,116,476		$ 6,590,726
Net assets:
Accumulation units	$ 75,415,299		$ 12,432,344		$ 2,115,407		$ 6,573,692
Contracts in payout (annuitization) period	$ 13,264		$ 1,951		$ 1,069		$ 17,034
Total net assets	$ 75,428,563		$ 12,434,295		$ 2,116,476		$ 6,590,726
Units outstanding	44,148,331		6,689,354		1,496,085		2,694,737
Investment shares held	4,860,088		915,633		287,565		484,256
Investments at cost	$ 68,914,728		$ 12,521,742		$ 2,766,260		$ 7,160,652
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.67	115,989	$ 1.81	19,176	$ -	-	$ 1.77	5,869
Phoenix Dimensions® Option 1	$ 1.72	2,230,110	$ 1.87	286,932	$ 0.95	47,471	$ 1.39	58,213
Phoenix Dimensions® Option 2	$ 1.68	829,788	$ 1.83	127,836	$ 0.92	7,786	$ 1.35	48,198
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 0.92	321	$ 1.35	323
Phoenix Dimensions® Option 4	$ 1.64	353,669	$ 1.79	50,961	$ -	-	$ 1.31	3,689
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 3.06	5,483
Phoenix Investor’s Edge® Option 1	$ 1.66	1,088,432	$ 1.80	149,025	$ 0.91	76,590	$ 3.21	48,522
Phoenix Investor’s Edge® Option 2	$ 1.64	437,762	$ 1.78	60,125	$ 0.90	131,952	$ 3.14	20,558
Phoenix Investor’s Edge® Option 3	$ 1.61	21,029	$ -	-	$ -	-	$ 3.07	2,851
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 3.11	1,177
Phoenix Premium Edge®	$ 1.67	2,245,040	$ 1.81	288,864	$ 3.69	60,039	$ 2.51	211,395
Phoenix Spectrum Edge® Option 1	$ 1.75	380,345	$ 1.90	60,755	$ 0.97	110,542	$ 3.49	229,910
Phoenix Spectrum Edge® Option 2	$ 1.72	1,075,362	$ 1.87	298,014	$ 0.95	178,723	$ 3.41	427,632
Phoenix Spectrum Edge® Option 3	$ 1.70	90,582	$ 1.85	9,409	$ -	-	$ 3.34	27,151
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 0.95	1,308	$ 3.39	1,156
Phoenix Spectrum Edge® + Option 1	$ 1.73	9,149,539	$ 1.88	1,326,734	$ 0.81	82,387	$ 0.97	150,599
Phoenix Spectrum Edge® + Option 2	$ 1.71	25,601,647	$ 1.85	3,513,635	$ 0.80	36,714	$ 0.95	73,549
Retirement Planner's Edge	$ 1.70	65,288	$ 1.85	13,234	$ 3.24	36,521	$ 2.92	49,801
The Big Edge Choice®	$ 1.70	278,077	$ 1.85	133,428	$ 1.21	623,614	$ 1.85	945,852
The Phoenix Edge® – VA Option 1	$ 1.78	119,593	$ 1.93	156,459	$ 4.09	74,910	$ 3.14	252,364
The Phoenix Edge® – VA Option 2	$ 1.72	63,737	$ 1.87	155,555	$ 3.85	23,587	$ 3.03	104,117
The Phoenix Edge® – VA Option 3	$ 1.71	2,342	$ 1.85	39,212	$ 3.27	3,620	$ 2.77	26,328
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares		Virtus International Series – Class A Shares
Assets:
Investments at fair value	$ 28,520,629		$ 29,229,539		$ 43,493,423		$ 112,050,559
Total assets	$ 28,520,629		$ 29,229,539		$ 43,493,423		$ 112,050,559
Liabilities:
Payable to PHL Variable Insurance Company	$ 1		$ -		$ 98		$ 9
Total net assets	$ 28,520,628		$ 29,229,539		$ 43,493,325		$ 112,050,550
Net assets:
Accumulation units	$ 28,485,087		$ 29,155,045		$ 37,839,892		$ 111,960,407
Contracts in payout (annuitization) period	$ 35,541		$ 74,494		$ 5,653,433		$ 90,143
Total net assets	$ 28,520,628		$ 29,229,539		$ 43,493,325		$ 112,050,550
Units outstanding	17,856,587		15,364,489		16,346,018		69,552,902
Investment shares held	2,081,798		1,213,347		3,633,536		10,232,928
Investments at cost	$ 27,254,844		$ 24,957,172		$ 41,179,416		$ 158,456,884
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.19	555	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.75	69,845	$ -	-	$ 1.93	22,952	$ 1.97	78,846
Phoenix Dimensions® Option 1	$ 1.40	849,439	$ 1.57	24,415	$ 1.66	77,316	$ 1.50	2,459,775
Phoenix Dimensions® Option 2	$ 1.36	549,000	$ -	-	$ 1.61	27,339	$ 1.45	946,000
Phoenix Dimensions® Option 3	$ 1.36	997	$ -	-	$ 1.61	519	$ -	-
Phoenix Dimensions® Option 4	$ 1.32	180,379	$ -	-	$ 1.57	48,340	$ 1.41	579,025
Phoenix Income Choice®	$ 3.30	3,648	$ 2.56	2,504	$ 3.32	113,249	$ 3.51	6,477
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ 1.54	3,377,343	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.21	894,790	$ 2.80	28,776	$ 3.34	185,416	$ 3.69	601,712
Phoenix Investor’s Edge® Option 2	$ 3.14	718,343	$ 2.73	61,691	$ 3.26	279,256	$ 3.61	384,146
Phoenix Investor’s Edge® Option 3	$ 3.06	1,171	$ 2.67	1,250	$ 3.19	17,365	$ -	-
Phoenix Investor’s Edge® Option 4	$ -	-	$ 2.71	2,972	$ 3.24	368	$ 3.58	2,002
Phoenix Premium Edge®	$ 3.09	542,922	$ 1.45	934,774	$ 2.77	1,305,473	$ 2.31	1,698,611
Phoenix Spectrum Edge® Option 1	$ 3.49	246,640	$ 3.04	462,313	$ 3.63	1,417,372	$ 4.01	2,967,282
Phoenix Spectrum Edge® Option 2	$ 3.41	678,569	$ 2.97	759,471	$ 3.55	3,374,657	$ 3.92	8,430,783
Phoenix Spectrum Edge® Option 3	$ 3.33	26,810	$ 2.91	38,923	$ 3.47	309,580	$ 3.83	550,823
Phoenix Spectrum Edge® Option 4	$ -	-	$ 2.95	804	$ 3.52	3,789	$ 3.89	4,630
Phoenix Spectrum Edge® + Option 1	$ 1.02	2,266,189	$ 1.37	21,579	$ 1.29	40,965	$ 0.93	12,508,127
Phoenix Spectrum Edge® + Option 2	$ 1.01	8,864,006	$ 1.35	25,331	$ 1.28	5,290	$ 0.92	35,637,719
Retirement Planner's Edge	$ 3.75	51,553	$ 1.89	414,369	$ 3.08	254,890	$ 2.73	233,351
The Big Edge Choice®	$ 2.23	1,673,303	$ 1.78	9,131,680	$ 1.96	3,487,808	$ 2.46	1,474,719
The Phoenix Edge® – VA Option 1	$ 4.18	122,441	$ 1.99	2,020,327	$ 3.37	1,050,679	$ 3.00	568,667
The Phoenix Edge® – VA Option 2	$ 4.04	80,148	$ 1.87	1,135,486	$ 3.12	684,183	$ 2.76	279,815
The Phoenix Edge® – VA Option 3	$ 3.51	35,839	$ 1.83	297,824	$ 3.20	261,869	$ 2.58	140,392
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$ 62,129,009		$ 37,880,971		$ 21,180,792		$ 50,318,635
Total assets	$ 62,129,009		$ 37,880,971		$ 21,180,792		$ 50,318,635
Liabilities:
Payable to PHL Variable Insurance Company	$ 110		$ 67		$ -		$ 3
Total net assets	$ 62,128,899		$ 37,880,904		$ 21,180,792		$ 50,318,632
Net assets:
Accumulation units	$ 62,034,682		$ 37,850,310		$ 21,147,966		$ 50,307,622
Contracts in payout (annuitization) period	$ 94,217		$ 30,594		$ 32,826		$ 11,010
Total net assets	$ 62,128,899		$ 37,880,904		$ 21,180,792		$ 50,318,632
Units outstanding	25,611,781		11,662,079		2,826,590		18,171,507
Investment shares held	6,797,485		1,865,139		980,138		3,014,897
Investments at cost	$ 62,826,998		$ 42,786,978		$ 13,832,710		$ 42,380,101
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.60	4,302	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.80	379,982	$ 3.31	13,263	$ 2.85	24,047	$ 2.67	21,829
Phoenix Dimensions® Option 1	$ 1.70	1,268,285	$ 2.15	485,690	$ 2.63	48,730	$ 1.91	786,383
Phoenix Dimensions® Option 2	$ 1.66	418,706	$ 2.09	185,457	$ 2.55	3,690	$ 1.85	310,872
Phoenix Dimensions® Option 3	$ -	-	$ 2.09	124	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.61	142,302	$ 2.03	121,124	$ 2.48	4,489	$ 1.80	201,354
Phoenix Income Choice®	$ 4.50	13,664	$ 9.28	1,408	$ 7.91	2,631	$ 6.20	487
Phoenix Investor’s Edge® Option 1	$ 4.12	512,382	$ 8.61	83,139	$ 7.47	28,152	$ 5.86	169,401
Phoenix Investor’s Edge® Option 2	$ 4.03	216,800	$ 8.41	59,455	$ 7.31	38,205	$ 5.73	131,590
Phoenix Investor’s Edge® Option 3	$ 3.94	7,213	$ 8.22	5,969	$ 7.15	2,332	$ 5.60	20,744
Phoenix Investor’s Edge® Option 4	$ 4.00	7,142	$ 8.35	129	$ 7.25	1,747	$ 5.69	1,426
Phoenix Premium Edge®	$ 4.49	1,046,652	$ 10.16	200,360	$ 7.52	350,876	$ 6.16	544,474
Phoenix Spectrum Edge® Option 1	$ 4.49	966,263	$ 9.36	363,303	$ 8.09	249,816	$ 6.38	706,610
Phoenix Spectrum Edge® Option 2	$ 4.38	2,091,845	$ 9.15	993,521	$ 7.92	384,224	$ 6.23	2,052,328
Phoenix Spectrum Edge® Option 3	$ 4.29	142,858	$ 8.95	93,914	$ 7.74	80,807	$ 6.09	125,700
Phoenix Spectrum Edge® Option 4	$ 4.35	4,197	$ 9.08	74	$ 7.86	337	$ 6.19	1,161
Phoenix Spectrum Edge® + Option 1	$ 1.57	4,175,053	$ 1.51	2,247,943	$ 1.77	39,213	$ 1.40	3,265,433
Phoenix Spectrum Edge® + Option 2	$ 1.55	10,415,286	$ 1.49	6,048,393	$ 1.75	68,863	$ 1.38	8,721,246
Retirement Planner's Edge	$ 4.80	202,695	$ 12.82	55,568	$ 7.74	91,344	$ 6.53	71,174
The Big Edge Choice®	$ 2.98	2,633,399	$ 7.95	557,832	$ 7.77	685,995	$ 7.04	510,673
The Phoenix Edge® – VA Option 1	$ 5.29	460,711	$ 13.87	70,628	$ 8.33	393,602	$ 7.65	242,577
The Phoenix Edge® – VA Option 2	$ 4.97	308,609	$ 12.93	62,914	$ 7.92	286,794	$ 6.71	181,279
The Phoenix Edge® – VA Option 3	$ 4.65	193,435	$ 12.14	11,871	$ 7.80	40,696	$ 7.01	104,766
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 14,951,141		$ 42,789,101		$ 6,228,701		$ 32,195,809
Total assets	$ 14,951,141		$ 42,789,101		$ 6,228,701		$ 32,195,809
Liabilities:
Payable to PHL Variable Insurance Company	$ 1		$ 62		$ -		$ 1
Total net assets	$ 14,951,140		$ 42,789,039		$ 6,228,701		$ 32,195,808
Net assets:
Accumulation units	$ 14,911,153		$ 42,740,168		$ 6,228,701		$ 32,055,907
Contracts in payout (annuitization) period	$ 39,987		$ 48,871		$ -		$ 139,901
Total net assets	$ 14,951,140		$ 42,789,039		$ 6,228,701		$ 32,195,808
Units outstanding	4,872,020		14,562,704		1,207,765		5,095,207
Investment shares held	1,374,186		1,810,030		326,110		1,213,562
Investments at cost	$ 19,140,477		$ 42,685,711		$ 5,805,908		$ 24,219,996
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 4.16	987	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 1.68	33,114	$ 3.09	11,726	$ 2.45	1,434	$ 2.71	1,323
Phoenix Dimensions® Option 1	$ 1.55	41,470	$ 1.98	392,518	$ 2.13	54,743	$ 2.10	49,013
Phoenix Dimensions® Option 2	$ -	-	$ 1.93	198,975	$ 2.06	17,359	$ 2.03	68,160
Phoenix Dimensions® Option 3	$ -	-	$ 1.93	204	$ -	-	$ 2.03	286
Phoenix Dimensions® Option 4	$ -	-	$ 1.87	96,376	$ -	-	$ -	-
Phoenix Income Choice®	$ 3.39	2,452	$ 5.60	1,631	$ -	-	$ 5.79	2,355
Phoenix Investor’s Edge® Option 1	$ 3.21	18,323	$ 6.27	93,720	$ 5.63	21,315	$ 5.74	31,985
Phoenix Investor’s Edge® Option 2	$ 3.14	28,737	$ 6.13	63,226	$ 5.51	6,502	$ 5.61	23,845
Phoenix Investor’s Edge® Option 3	$ 3.07	17,185	$ 5.99	464	$ -	-	$ 5.48	6,962
Phoenix Investor’s Edge® Option 4	$ 3.11	945	$ 6.08	566	$ 5.46	799	$ -	-
Phoenix Premium Edge®	$ 3.17	291,561	$ 3.56	468,001	$ 5.94	115,357	$ 6.44	245,745
Phoenix Spectrum Edge® Option 1	$ 3.49	102,040	$ 6.82	504,358	$ 6.13	108,765	$ 6.24	207,701
Phoenix Spectrum Edge® Option 2	$ 3.41	166,317	$ 6.66	1,175,310	$ 5.99	198,313	$ 6.10	248,671
Phoenix Spectrum Edge® Option 3	$ 3.34	6,764	$ 6.51	109,265	$ 5.85	29,092	$ 5.96	45,460
Phoenix Spectrum Edge® Option 4	$ -	-	$ 6.61	69	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.32	32,651	$ 1.13	2,475,664	$ 1.40	64,833	$ 1.66	23,737
Phoenix Spectrum Edge® + Option 2	$ 1.30	14,783	$ 1.12	6,203,194	$ 1.38	36,933	$ 1.64	77,205
Retirement Planner's Edge	$ 3.45	46,190	$ 5.59	51,254	$ 7.61	16,347	$ 6.48	78,677
The Big Edge Choice®	$ 2.88	3,201,873	$ 6.27	2,023,018	$ 4.42	371,199	$ 6.51	3,040,913
The Phoenix Edge® – VA Option 1	$ 3.92	580,099	$ 6.10	417,681	$ 8.07	112,903	$ 7.01	612,123
The Phoenix Edge® – VA Option 2	$ 3.62	260,846	$ 5.61	225,250	$ 7.45	41,867	$ 6.54	274,504
The Phoenix Edge® – VA Option 3	$ 3.53	25,683	$ 5.50	50,234	$ 7.18	10,004	$ 6.49	56,542
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 105,647	$ 5,419	$ 9,576	$ 537,934
Expenses:
Mortality and expense fees	79,833	33,620	25,315	291,025
Administrative fees	7,245	3,752	2,797	31,001
Net investment income (loss)	18,569	(31,953)	(18,536)	215,908
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(25,264)	13,738	12,877	1,944,665
Realized gain distributions	391,089	22,463	75,766	2,006,310
Realized gain (loss)	365,825	36,201	88,643	3,950,975
Change in unrealized appreciation (depreciation) during the year	(226,940)	(34,772)	305,499	(1,820,022)
Net increase (decrease) in net assets from operations	$ 157,454	$ (30,524)	$ 375,606	$ 2,346,861

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 4,946	$ 1,444,728	$ 25	$ 486,554
Expenses:
Mortality and expense fees	5,680	620,702	374,072	98,325
Administrative fees	572	68,024	39,212	9,882
Net investment income (loss)	(1,306)	756,002	(413,259)	378,347
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,956	(771,522)	-	(40,284)
Realized gain distributions	34,336	-	-	-
Realized gain (loss)	46,292	(771,522)	-	(40,284)
Change in unrealized appreciation (depreciation) during the year	31,214	432,523	-	635,701
Net increase (decrease) in net assets from operations	$ 76,200	$ 417,003	$ (413,259)	$ 973,764

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 164,752	$ 144,855	$ -	$ 637,314
Expenses:
Mortality and expense fees	283,187	773,398	131,610	366,436
Administrative fees	29,827	81,328	14,174	38,002
Net investment income (loss)	(148,262)	(709,871)	(145,784)	232,876
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	310,813	3,034,166	304,411	450,847
Realized gain distributions	2,003,674	1,404,663	1,118,476	15,849
Realized gain (loss)	2,314,487	4,438,829	1,422,887	466,696
Change in unrealized appreciation (depreciation) during the year	(830,290)	(4,967,533)	(1,296,676)	398,453
Net increase (decrease) in net assets from operations	$ 1,335,935	$ (1,238,575)	$ (19,573)	$ 1,098,025

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 1,271,346	$ 606,239	$ -
Expenses:
Mortality and expense fees	1,475	326,193	388,440	7,513
Administrative fees	147	31,621	38,310	755
Net investment income (loss)	(1,622)	913,532	179,489	(8,268)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(8,642)	(765,839)	241,959	18,098
Realized gain distributions	17,551	-	2,497,425	-
Realized gain (loss)	8,909	(765,839)	2,739,384	18,098
Change in unrealized appreciation (depreciation) during the year	(12,925)	2,724,328	1,144,058	(15,408)
Net increase (decrease) in net assets from operations	$ (5,638)	$ 2,872,021	$ 4,062,931	$ (5,578)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 23,905	$ 26,505	$ 1,135
Expenses:
Mortality and expense fees	185,425	36,570	21,173	18,906
Administrative fees	20,553	3,988	2,011	1,866
Net investment income (loss)	(205,978)	(16,653)	3,321	(19,637)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	964,547	49,713	7,579	(16,909)
Realized gain distributions	1,429,063	214,273	51,228	96,761
Realized gain (loss)	2,393,610	263,986	58,807	79,852
Change in unrealized appreciation (depreciation) during the year	(2,141,115)	25,311	172,669	101,997
Net increase (decrease) in net assets from operations	$ 46,517	$ 272,644	$ 234,797	$ 162,212

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 241,342	$ 608,907	$ 17,206
Expenses:
Mortality and expense fees	5,574	64,929	499,698	42,887
Administrative fees	587	6,545	54,877	4,403
Net investment income (loss)	(6,161)	169,868	54,332	(30,084)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(122,173)	1,548	1,833,217	77,915
Realized gain distributions	25,240	-	565,389	196,016
Realized gain (loss)	(96,933)	1,548	2,398,606	273,931
Change in unrealized appreciation (depreciation) during the year	165,502	352,831	3,809,583	240,975
Net increase (decrease) in net assets from operations	$ 62,408	$ 524,247	$ 6,262,521	$ 484,822

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 119,495	$ 458,445	$ 174,097	$ 410,553
Expenses:
Mortality and expense fees	114,053	349,999	159,656	319,653
Administrative fees	12,282	34,464	16,227	31,967
Net investment income (loss)	(6,840)	73,982	(1,786)	58,933
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	197,884	139,495	278,270	29,804
Realized gain distributions	467,484	1,322,732	534,113	1,255,638
Realized gain (loss)	665,368	1,462,227	812,383	1,285,442
Change in unrealized appreciation (depreciation) during the year	251,539	216,987	257,448	(171,400)
Net increase (decrease) in net assets from operations	$ 910,067	$ 1,753,196	$ 1,068,045	$ 1,172,975

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 138,474	$ -	$ 774	$ 11,102
Expenses:
Mortality and expense fees	444,253	3,834	8,264	16,656
Administrative fees	46,145	398	884	1,754
Net investment income (loss)	(351,924)	(4,232)	(8,374)	(7,308)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	115,469	271	(1,852)	(57,814)
Realized gain distributions	6,717,144	16,761	70,746	98,430
Realized gain (loss)	6,832,613	17,032	68,894	40,616
Change in unrealized appreciation (depreciation) during the year	(3,941,739)	6,080	(103,875)	(65,746)
Net increase (decrease) in net assets from operations	$ 2,538,950	$ 18,880	$ (43,355)	$ (32,438)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 62,602	$ 190,818	$ 38,696	$ 120,922
Expenses:
Mortality and expense fees	297,870	230,640	20,521	73,535
Administrative fees	31,031	23,833	2,216	7,602
Net investment income (loss)	(266,299)	(63,655)	15,959	39,785
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	650,491	(303,630)	(5,391)	26,952
Realized gain distributions	963,707	-	-	-
Realized gain (loss)	1,614,198	(303,630)	(5,391)	26,952
Change in unrealized appreciation (depreciation) during the year	2,321,708	2,795,281	55,548	18,949
Net increase (decrease) in net assets from operations	$ 3,669,607	$ 2,427,996	$ 66,116	$ 85,686

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund
Income:
Dividends	$ -	$ -	$ 13,909	$ 396,745
Expenses:
Mortality and expense fees	3,960	9,000	12,989	261,869
Administrative fees	394	801	1,390	26,859
Net investment income (loss)	(4,354)	(9,801)	(470)	108,017
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(170,394)	178,430	28,968	(234,510)
Realized gain distributions	-	-	16,971	-
Realized gain (loss)	(170,394)	178,430	45,939	(234,510)
Change in unrealized appreciation (depreciation) during the year	158,139	(80,404)	37,567	75,778
Net increase (decrease) in net assets from operations	$ (16,609)	$ 88,225	$ 83,036	$ (50,715)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$ 1,209,095	$ 838	$ 7,767	$ 16,416
Expenses:
Mortality and expense fees	971,729	3,079	143,938	24,389
Administrative fees	99,550	325	14,904	2,548
Net investment income (loss)	137,816	(2,566)	(151,075)	(10,521)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,721,556	(141,247)	34,620	(181,469)
Realized gain distributions	6,247,979	49,847	869,305	-
Realized gain (loss)	7,969,535	(91,400)	903,925	(181,469)
Change in unrealized appreciation (depreciation) during the year	(920,755)	93,915	1,297,816	457,494
Net increase (decrease) in net assets from operations	$ 7,186,596	$ (51)	$ 2,050,666	$ 265,504

	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$ 128,927	$ 583,574	$ -	$ 547,996
Expenses:
Mortality and expense fees	75,932	363,344	361,498	557,211
Administrative fees	8,163	35,481	38,556	46,798
Net investment income (loss)	44,832	184,749	(400,054)	(56,013)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(132,302)	126,905	750,777	316,087
Realized gain distributions	115,477	1,122,390	711,057	8,341,284
Realized gain (loss)	(16,825)	1,249,295	1,461,834	8,657,371
Change in unrealized appreciation (depreciation) during the year	320,257	797,215	(1,790,294)	(5,506,453)
Net increase (decrease) in net assets from operations	$ 348,264	$ 2,231,259	$ (728,514)	$ 3,094,905

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 897,260	$ 2,899,559	$ 725,952	$ -
Expenses:
Mortality and expense fees	1,414,572	816,038	495,711	228,780
Administrative fees	150,618	84,392	52,225	24,631
Net investment income (loss)	(667,930)	1,999,129	178,016	(253,411)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(459,613)	807,109	(105,070)	395,570
Realized gain distributions	23,275,906	-	5,992,893	1,782,730
Realized gain (loss)	22,816,293	807,109	5,887,823	2,178,300
Change in unrealized appreciation (depreciation) during the year	(26,133,830)	2,408,617	(3,707,755)	2,420,954
Net increase (decrease) in net assets from operations	$ (3,985,467)	$ 5,214,855	$ 2,358,084	$ 4,345,843

	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select
Income:
Dividends	$ 923,954	$ 269,695	$ 534,120	$ 34,513
Expenses:
Mortality and expense fees	597,423	193,958	558,103	17,399
Administrative fees	63,082	20,508	59,185	1,810
Net investment income (loss)	263,449	55,229	(83,168)	15,304
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,760,473	(320,843)	892,926	11,568
Realized gain distributions	5,745,499	1,652,390	3,876,466	139,892
Realized gain (loss)	7,505,972	1,331,547	4,769,392	151,460
Change in unrealized appreciation (depreciation) during the year	3,400,820	(1,444,396)	(5,898,080)	(213,243)
Net increase (decrease) in net assets from operations	$ 11,170,241	$ (57,620)	$ (1,211,856)	$ (46,479)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Wanger Select	Wanger USA
Income:
Dividends	$ 10,338	$ -
Expenses:
Mortality and expense fees	72,212	359,891
Administrative fees	7,844	38,074
Net investment income (loss)	(69,718)	(397,965)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(30,828)	(245,931)
Realized gain distributions	1,977,780	8,466,247
Realized gain (loss)	1,946,952	8,220,316
Change in unrealized appreciation (depreciation) during the year	(1,184,757)	(4,329,358)
Net increase (decrease) in net assets from operations	$ 692,477	$ 3,492,993
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,569	$ 36,238	$ (31,953)	$ (41,585)
Realized gains (losses)	365,825	563,969	36,201	516,491
Unrealized appreciation (depreciation) during the year	(226,940)	(630,311)	(34,772)	(296,262)
Net increase (decrease) in net assets from operations	157,454	(30,104)	(30,524)	178,644
Contract transactions:
Payments received from contract owners	-	51,551	5,649	35,141
Transfers between investment options (including GIA/MVA), net	472,730	1,173,746	(180,258)	(78,902)
Transfers for contract benefits and terminations	(414,302)	(1,033,008)	(244,714)	(547,721)
Contract maintenance charges	(50,987)	(60,794)	(2,794)	(4,128)
Adjustments to net assets allocated to contracts in payout period	-	-	(84)	3,186
Net increase (decrease) in net assets resulting from contract transactions	7,441	131,495	(422,201)	(592,424)
Total increase (decrease) in net assets	164,895	101,391	(452,725)	(413,780)
Net assets at beginning of period	5,821,032	5,719,641	3,319,066	3,732,846
Net assets at end of period	$ 5,985,927	$ 5,821,032	$ 2,866,341	$ 3,319,066

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,536)	$ (31,418)	$ 215,908	$ 153,700
Realized gains (losses)	88,643	31,450	3,950,975	3,313,949
Unrealized appreciation (depreciation) during the year	305,499	(113,118)	(1,820,022)	(3,486,573)
Net increase (decrease) in net assets from operations	375,606	(113,086)	2,346,861	(18,924)
Contract transactions:
Payments received from contract owners	20,899	2,121	645,436	178,472
Transfers between investment options (including GIA/MVA), net	(164,296)	368,719	(1,059,882)	371,257
Transfers for contract benefits and terminations	(188,853)	(335,172)	(6,549,201)	(6,446,653)
Contract maintenance charges	(2,313)	(3,081)	(111,432)	(142,338)
Adjustments to net assets allocated to contracts in payout period	-	-	(12,743)	3,628
Net increase (decrease) in net assets resulting from contract transactions	(334,563)	32,587	(7,087,822)	(6,035,634)
Total increase (decrease) in net assets	41,043	(80,499)	(4,740,961)	(6,054,558)
Net assets at beginning of period	2,329,319	2,409,818	28,265,842	34,320,400
Net assets at end of period	$ 2,370,362	$ 2,329,319	$ 23,524,881	$ 28,265,842
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,306)	$ (874)	$ 756,002	$ 1,092,972
Realized gains (losses)	46,292	42,851	(771,522)	(736,668)
Unrealized appreciation (depreciation) during the year	31,214	(80,580)	432,523	(795,108)
Net increase (decrease) in net assets from operations	76,200	(38,603)	417,003	(438,804)
Contract transactions:
Payments received from contract owners	-	154	455,832	665,590
Transfers between investment options (including GIA/MVA), net	(75,681)	125,690	(117,937)	(590,566)
Transfers for contract benefits and terminations	(59,416)	(89,542)	(13,922,633)	(13,721,411)
Contract maintenance charges	(851)	(1,333)	(267,437)	(330,665)
Adjustments to net assets allocated to contracts in payout period	-	-	(4,754)	6,753
Net increase (decrease) in net assets resulting from contract transactions	(135,948)	34,969	(13,856,929)	(13,970,299)
Total increase (decrease) in net assets	(59,748)	(3,634)	(13,439,926)	(14,409,103)
Net assets at beginning of period	537,091	540,725	61,386,968	75,796,071
Net assets at end of period	$ 477,343	$ 537,091	$ 47,947,042	$ 61,386,968

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (413,259)	$ (443,686)	$ 378,347	$ 373,213
Realized gains (losses)	-	-	(40,284)	(90,334)
Unrealized appreciation (depreciation) during the year	-	-	635,701	(595,401)
Net increase (decrease) in net assets from operations	(413,259)	(443,686)	973,764	(312,522)
Contract transactions:
Payments received from contract owners	1,174,338	689,187	10,439	25,878
Transfers between investment options (including GIA/MVA), net	15,845,678	14,509,527	553,825	(722,439)
Transfers for contract benefits and terminations	(18,241,580)	(17,756,651)	(852,273)	(1,123,722)
Contract maintenance charges	(183,921)	(211,744)	(16,906)	(18,734)
Adjustments to net assets allocated to contracts in payout period	1,112	2,072	(11)	(22)
Net increase (decrease) in net assets resulting from contract transactions	(1,404,373)	(2,767,609)	(304,926)	(1,839,039)
Total increase (decrease) in net assets	(1,817,632)	(3,211,295)	668,838	(2,151,561)
Net assets at beginning of period	31,897,168	35,108,463	7,444,913	9,596,474
Net assets at end of period	$ 30,079,536	$ 31,897,168	$ 8,113,751	$ 7,444,913
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (148,262)	$ (127,341)	$ (709,871)	$ (1,104,061)
Realized gains (losses)	2,314,487	3,172,103	4,438,829	18,848,229
Unrealized appreciation (depreciation) during the year	(830,290)	(3,178,001)	(4,967,533)	(13,939,663)
Net increase (decrease) in net assets from operations	1,335,935	(133,239)	(1,238,575)	3,804,505
Contract transactions:
Payments received from contract owners	90,165	326,253	371,525	377,705
Transfers between investment options (including GIA/MVA), net	(1,716,404)	(735,472)	(1,948,067)	(8,346,689)
Transfers for contract benefits and terminations	(3,224,836)	(4,406,122)	(12,044,081)	(16,296,460)
Contract maintenance charges	(34,411)	(43,570)	(519,066)	(654,717)
Adjustments to net assets allocated to contracts in payout period	1,249	(955)	(14,779)	2,897
Net increase (decrease) in net assets resulting from contract transactions	(4,884,237)	(4,859,866)	(14,154,468)	(24,917,264)
Total increase (decrease) in net assets	(3,548,302)	(4,993,105)	(15,393,043)	(21,112,759)
Net assets at beginning of period	26,911,076	31,904,181	75,585,994	96,698,753
Net assets at end of period	$ 23,362,774	$ 26,911,076	$ 60,192,951	$ 75,585,994

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (145,784)	$ (141,542)	$ 232,876	$ 360,297
Realized gains (losses)	1,422,887	1,515,948	466,696	547,113
Unrealized appreciation (depreciation) during the year	(1,296,676)	(654,873)	398,453	(1,618,803)
Net increase (decrease) in net assets from operations	(19,573)	719,533	1,098,025	(711,393)
Contract transactions:
Payments received from contract owners	19,396	50,630	121,591	167,160
Transfers between investment options (including GIA/MVA), net	656,972	(449,540)	(1,445,753)	(528,251)
Transfers for contract benefits and terminations	(1,322,138)	(2,039,651)	(5,631,615)	(7,771,906)
Contract maintenance charges	(36,590)	(44,635)	(273,234)	(331,213)
Adjustments to net assets allocated to contracts in payout period	58	(31)	540	-
Net increase (decrease) in net assets resulting from contract transactions	(682,302)	(2,483,227)	(7,228,471)	(8,464,210)
Total increase (decrease) in net assets	(701,875)	(1,763,694)	(6,130,446)	(9,175,603)
Net assets at beginning of period	11,567,309	13,331,003	33,347,384	42,522,987
Net assets at end of period	$ 10,865,434	$ 11,567,309	$ 27,216,938	$ 33,347,384
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,622)	$ (1,400)	$ 913,532	$ 1,055,013
Realized gains (losses)	8,909	54,168	(765,839)	(746,550)
Unrealized appreciation (depreciation) during the year	(12,925)	(49,143)	2,724,328	(3,026,319)
Net increase (decrease) in net assets from operations	(5,638)	3,625	2,872,021	(2,717,856)
Contract transactions:
Payments received from contract owners	4,114	85,694	169,621	117,109
Transfers between investment options (including GIA/MVA), net	15,001	19,317	(914,792)	(261,516)
Transfers for contract benefits and terminations	(7,752)	(82,441)	(3,516,261)	(6,566,304)
Contract maintenance charges	(146)	(1,046)	(207,240)	(250,608)
Adjustments to net assets allocated to contracts in payout period	(2,068)	(2,297)	(504)	(665)
Net increase (decrease) in net assets resulting from contract transactions	9,149	19,227	(4,469,176)	(6,961,984)
Total increase (decrease) in net assets	3,511	22,852	(1,597,155)	(9,679,840)
Net assets at beginning of period	127,796	104,944	27,091,252	36,771,092
Net assets at end of period	$ 131,307	$ 127,796	$ 25,494,097	$ 27,091,252

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 179,489	$ 607,061	$ (8,268)	$ (9,220)
Realized gains (losses)	2,739,384	3,958,297	18,098	19,848
Unrealized appreciation (depreciation) during the year	1,144,058	(6,748,402)	(15,408)	(10,474)
Net increase (decrease) in net assets from operations	4,062,931	(2,183,044)	(5,578)	154
Contract transactions:
Payments received from contract owners	164,362	282,859	549	873
Transfers between investment options (including GIA/MVA), net	(1,257,439)	(1,180,559)	(1,991)	(14,692)
Transfers for contract benefits and terminations	(4,526,977)	(6,903,414)	(51,258)	(37,674)
Contract maintenance charges	(204,772)	(249,452)	(2,853)	(2,796)
Adjustments to net assets allocated to contracts in payout period	(2,918)	(3,077)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(5,827,744)	(8,053,643)	(55,553)	(54,289)
Total increase (decrease) in net assets	(1,764,813)	(10,236,687)	(61,131)	(54,135)
Net assets at beginning of period	32,585,785	42,822,472	642,750	696,885
Net assets at end of period	$ 30,820,972	$ 32,585,785	$ 581,619	$ 642,750
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (205,978)	$ (267,683)	$ (16,653)	$ (8,010)
Realized gains (losses)	2,393,610	1,924,630	263,986	720,873
Unrealized appreciation (depreciation) during the year	(2,141,115)	(860,063)	25,311	(969,015)
Net increase (decrease) in net assets from operations	46,517	796,884	272,644	(256,152)
Contract transactions:
Payments received from contract owners	170,639	138,931	5,993	23,381
Transfers between investment options (including GIA/MVA), net	(617,309)	(1,353,229)	(99,291)	(159,425)
Transfers for contract benefits and terminations	(3,457,035)	(3,834,645)	(435,346)	(771,518)
Contract maintenance charges	(85,225)	(111,157)	(15,444)	(20,760)
Adjustments to net assets allocated to contracts in payout period	(443)	7,034	91	22
Net increase (decrease) in net assets resulting from contract transactions	(3,989,373)	(5,153,066)	(543,997)	(928,300)
Total increase (decrease) in net assets	(3,942,856)	(4,356,182)	(271,353)	(1,184,452)
Net assets at beginning of period	19,016,846	23,373,028	3,367,338	4,551,790
Net assets at end of period	$ 15,073,990	$ 19,016,846	$ 3,095,985	$ 3,367,338

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,321	$ 12,301	$ (19,637)	$ (19,158)
Realized gains (losses)	58,807	125,753	79,852	165,444
Unrealized appreciation (depreciation) during the year	172,669	(197,963)	101,997	(237,361)
Net increase (decrease) in net assets from operations	234,797	(59,909)	162,212	(91,075)
Contract transactions:
Payments received from contract owners	2,095	2,435	1,306	20,016
Transfers between investment options (including GIA/MVA), net	513,420	528,119	(56,824)	(524)
Transfers for contract benefits and terminations	(189,549)	(228,208)	(155,399)	(259,138)
Contract maintenance charges	(3,350)	(3,200)	(3,976)	(5,026)
Adjustments to net assets allocated to contracts in payout period	-	-	(14,219)	(656)
Net increase (decrease) in net assets resulting from contract transactions	322,616	299,146	(229,112)	(245,328)
Total increase (decrease) in net assets	557,413	239,237	(66,900)	(336,403)
Net assets at beginning of period	1,282,056	1,042,819	1,598,563	1,934,966
Net assets at end of period	$ 1,839,469	$ 1,282,056	$ 1,531,663	$ 1,598,563
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,161)	$ (8,072)	$ 169,868	$ 136,416
Realized gains (losses)	(96,933)	9,518	1,548	24,882
Unrealized appreciation (depreciation) during the year	165,502	(18,029)	352,831	(308,602)
Net increase (decrease) in net assets from operations	62,408	(16,583)	524,247	(147,304)
Contract transactions:
Payments received from contract owners	377	376	3,620	11,110
Transfers between investment options (including GIA/MVA), net	(35)	(16,570)	265,942	(287,408)
Transfers for contract benefits and terminations	(152,427)	(134,982)	(452,800)	(597,984)
Contract maintenance charges	(1,431)	(1,560)	(7,168)	(8,580)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(1,900)
Net increase (decrease) in net assets resulting from contract transactions	(153,516)	(152,736)	(190,406)	(884,762)
Total increase (decrease) in net assets	(91,108)	(169,319)	333,841	(1,032,066)
Net assets at beginning of period	533,265	702,584	5,137,479	6,169,545
Net assets at end of period	$ 442,157	$ 533,265	$ 5,471,320	$ 5,137,479

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 54,332	$ (88,725)	$ (30,084)	$ (34,479)
Realized gains (losses)	2,398,606	5,781,912	273,931	460,402
Unrealized appreciation (depreciation) during the year	3,809,583	(7,912,812)	240,975	(616,912)
Net increase (decrease) in net assets from operations	6,262,521	(2,219,625)	484,822	(190,989)
Contract transactions:
Payments received from contract owners	297,503	444,355	13,412	150,695
Transfers between investment options (including GIA/MVA), net	(2,605,329)	(1,913,816)	(107,835)	(126,383)
Transfers for contract benefits and terminations	(8,149,414)	(10,422,983)	(544,405)	(757,608)
Contract maintenance charges	(244,577)	(299,915)	(6,724)	(8,300)
Adjustments to net assets allocated to contracts in payout period	(5,515)	(5,892)	(2,809)	(1,626)
Net increase (decrease) in net assets resulting from contract transactions	(10,707,332)	(12,198,251)	(648,361)	(743,222)
Total increase (decrease) in net assets	(4,444,811)	(14,417,876)	(163,539)	(934,211)
Net assets at beginning of period	47,579,444	61,997,320	3,747,499	4,681,710
Net assets at end of period	$ 43,134,633	$ 47,579,444	$ 3,583,960	$ 3,747,499
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,840)	$ (23,829)	$ 73,982	$ (15,381)
Realized gains (losses)	665,368	689,938	1,462,227	1,085,245
Unrealized appreciation (depreciation) during the year	251,539	(1,068,603)	216,987	(2,144,258)
Net increase (decrease) in net assets from operations	910,067	(402,494)	1,753,196	(1,074,394)
Contract transactions:
Payments received from contract owners	185,495	113,641	88,661	94,159
Transfers between investment options (including GIA/MVA), net	29,421	(25,841)	1,043,020	1,879,272
Transfers for contract benefits and terminations	(1,014,852)	(2,556,893)	(4,154,174)	(5,051,565)
Contract maintenance charges	(52,859)	(71,390)	(255,895)	(283,453)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(852,795)	(2,540,483)	(3,278,388)	(3,361,587)
Total increase (decrease) in net assets	57,272	(2,942,977)	(1,525,192)	(4,435,981)
Net assets at beginning of period	9,764,806	12,707,783	29,079,664	33,515,645
Net assets at end of period	$ 9,822,078	$ 9,764,806	$ 27,554,472	$ 29,079,664

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,786)	$ (23,475)	$ 58,933	$ 5,615
Realized gains (losses)	812,383	583,235	1,285,442	1,341,838
Unrealized appreciation (depreciation) during the year	257,448	(1,080,278)	(171,400)	(2,186,623)
Net increase (decrease) in net assets from operations	1,068,045	(520,518)	1,172,975	(839,170)
Contract transactions:
Payments received from contract owners	157,977	313,328	117,613	155,698
Transfers between investment options (including GIA/MVA), net	(454,192)	148,947	4,129,918	1,780,426
Transfers for contract benefits and terminations	(1,708,313)	(2,102,892)	(7,342,978)	(6,916,139)
Contract maintenance charges	(94,113)	(99,901)	(208,368)	(232,247)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,700)	-
Net increase (decrease) in net assets resulting from contract transactions	(2,098,641)	(1,740,518)	(3,306,515)	(5,212,262)
Total increase (decrease) in net assets	(1,030,596)	(2,261,036)	(2,133,540)	(6,051,432)
Net assets at beginning of period	13,253,056	15,514,092	26,539,347	32,590,779
Net assets at end of period	$ 12,222,460	$ 13,253,056	$ 24,405,807	$ 26,539,347
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (351,924)	$ (424,171)	$ (4,232)	$ (476)
Realized gains (losses)	6,832,613	12,244,042	17,032	(55)
Unrealized appreciation (depreciation) during the year	(3,941,739)	(14,804,618)	6,080	(10,073)
Net increase (decrease) in net assets from operations	2,538,950	(2,984,747)	18,880	(10,604)
Contract transactions:
Payments received from contract owners	102,717	188,733	7	6
Transfers between investment options (including GIA/MVA), net	(1,191,153)	(1,941,088)	133,613	241,119
Transfers for contract benefits and terminations	(6,282,311)	(9,199,009)	(37,435)	(486)
Contract maintenance charges	(326,992)	(401,461)	(393)	(92)
Adjustments to net assets allocated to contracts in payout period	(542)	16	-	-
Net increase (decrease) in net assets resulting from contract transactions	(7,698,281)	(11,352,809)	95,792	240,547
Total increase (decrease) in net assets	(5,159,331)	(14,337,556)	114,672	229,943
Net assets at beginning of period	40,083,501	54,421,057	229,943	-
Net assets at end of period	$ 34,924,170	$ 40,083,501	$ 344,615	$ 229,943

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,374)	$ (12,229)	$ (7,308)	$ (1,956)
Realized gains (losses)	68,894	179,110	40,616	115,359
Unrealized appreciation (depreciation) during the year	(103,875)	(144,240)	(65,746)	(103,313)
Net increase (decrease) in net assets from operations	(43,355)	22,641	(32,438)	10,090
Contract transactions:
Payments received from contract owners	13	32,070	6,203	4,722
Transfers between investment options (including GIA/MVA), net	(101,985)	141,272	(42,057)	280,047
Transfers for contract benefits and terminations	(148,228)	(106,823)	(267,141)	(202,231)
Contract maintenance charges	(961)	(1,320)	(5,584)	(3,235)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(251,161)	65,199	(308,579)	79,303
Total increase (decrease) in net assets	(294,516)	87,840	(341,017)	89,393
Net assets at beginning of period	917,586	829,746	1,602,859	1,513,466
Net assets at end of period	$ 623,070	$ 917,586	$ 1,261,842	$ 1,602,859
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (266,299)	$ (222,323)	$ (63,655)	$ 648,102
Realized gains (losses)	1,614,198	5,825,267	(303,630)	(239,224)
Unrealized appreciation (depreciation) during the year	2,321,708	(7,808,369)	2,795,281	(6,824,020)
Net increase (decrease) in net assets from operations	3,669,607	(2,205,425)	2,427,996	(6,415,142)
Contract transactions:
Payments received from contract owners	78,870	126,894	63,692	105,747
Transfers between investment options (including GIA/MVA), net	(814,304)	(2,014,822)	1,282,377	6,544,059
Transfers for contract benefits and terminations	(4,037,790)	(6,291,656)	(3,196,733)	(4,213,350)
Contract maintenance charges	(211,347)	(262,288)	(175,306)	(209,349)
Adjustments to net assets allocated to contracts in payout period	(266)	(2)	(75)	9
Net increase (decrease) in net assets resulting from contract transactions	(4,984,837)	(8,441,874)	(2,026,045)	2,227,116
Total increase (decrease) in net assets	(1,315,230)	(10,647,299)	401,951	(4,188,026)
Net assets at beginning of period	26,655,596	37,302,895	18,387,603	22,575,629
Net assets at end of period	$ 25,340,366	$ 26,655,596	$ 18,789,554	$ 18,387,603

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 15,959	$ 46,911	$ 39,785	$ 243,104
Realized gains (losses)	(5,391)	3,176	26,952	127,804
Unrealized appreciation (depreciation) during the year	55,548	(122,766)	18,949	(445,701)
Net increase (decrease) in net assets from operations	66,116	(72,679)	85,686	(74,793)
Contract transactions:
Payments received from contract owners	59,263	37,616	71,008	17,033
Transfers between investment options (including GIA/MVA), net	252,133	(156,483)	6,217	(143,963)
Transfers for contract benefits and terminations	(316,630)	(284,694)	(1,055,455)	(1,541,207)
Contract maintenance charges	(2,888)	(3,288)	(8,430)	(12,259)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(8,122)	(406,849)	(986,660)	(1,680,396)
Total increase (decrease) in net assets	57,994	(479,528)	(900,974)	(1,755,189)
Net assets at beginning of period	1,712,856	2,192,384	6,479,925	8,235,114
Net assets at end of period	$ 1,770,850	$ 1,712,856	$ 5,578,951	$ 6,479,925
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,354)	$ (5,659)	$ (9,801)	$ (11,209)
Realized gains (losses)	(170,394)	(100,326)	178,430	50,154
Unrealized appreciation (depreciation) during the year	158,139	97,002	(80,404)	(53,258)
Net increase (decrease) in net assets from operations	(16,609)	(8,983)	88,225	(14,313)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between investment options (including GIA/MVA), net	16,575	14,967	(13,996)	(20,360)
Transfers for contract benefits and terminations	(90,080)	(86,284)	(272,409)	(51,366)
Contract maintenance charges	(1,004)	(1,107)	(2,457)	(2,059)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(74,509)	(72,424)	(288,862)	(73,785)
Total increase (decrease) in net assets	(91,118)	(81,407)	(200,637)	(88,098)
Net assets at beginning of period	362,531	443,938	697,478	785,576
Net assets at end of period	$ 271,413	$ 362,531	$ 496,841	$ 697,478

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (470)	$ 844	$ 108,017	$ 429,014
Realized gains (losses)	45,939	51,572	(234,510)	(181,724)
Unrealized appreciation (depreciation) during the year	37,567	(61,303)	75,778	(915,968)
Net increase (decrease) in net assets from operations	83,036	(8,887)	(50,715)	(668,678)
Contract transactions:
Payments received from contract owners	-	97,133	97,943	155,152
Transfers between investment options (including GIA/MVA), net	894,327	(6,217)	(744,624)	(356,669)
Transfers for contract benefits and terminations	(622,861)	(343,345)	(3,969,974)	(5,260,039)
Contract maintenance charges	(2,073)	(3,104)	(212,965)	(261,166)
Adjustments to net assets allocated to contracts in payout period	-	-	(40)	-
Net increase (decrease) in net assets resulting from contract transactions	269,393	(255,533)	(4,829,660)	(5,722,722)
Total increase (decrease) in net assets	352,429	(264,420)	(4,880,375)	(6,391,400)
Net assets at beginning of period	688,110	952,530	24,001,946	30,393,346
Net assets at end of period	$ 1,040,539	$ 688,110	$ 19,121,571	$ 24,001,946
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 137,816	$ 1,095,773	$ (2,566)	$ (6,426)
Realized gains (losses)	7,969,535	12,565,497	(91,400)	40,931
Unrealized appreciation (depreciation) during the year	(920,755)	(14,680,039)	93,915	(78,067)
Net increase (decrease) in net assets from operations	7,186,596	(1,018,769)	(51)	(43,562)
Contract transactions:
Payments received from contract owners	265,546	503,274	883	51,762
Transfers between investment options (including GIA/MVA), net	(5,175,185)	(7,095,348)	(708,946)	482,426
Transfers for contract benefits and terminations	(13,893,874)	(18,946,318)	(24,383)	(248,455)
Contract maintenance charges	(747,991)	(917,473)	(313)	(1,904)
Adjustments to net assets allocated to contracts in payout period	(64)	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(19,551,568)	(26,455,865)	(732,759)	283,829
Total increase (decrease) in net assets	(12,364,972)	(27,474,634)	(732,810)	240,267
Net assets at beginning of period	87,793,535	115,268,169	732,810	492,543
Net assets at end of period	$ 75,428,563	$ 87,793,535	$ -	$ 732,810

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (151,075)	$ (197,288)	$ (10,521)	$ 17,753
Realized gains (losses)	903,925	2,323,528	(181,469)	221,797
Unrealized appreciation (depreciation) during the year	1,297,816	(2,375,506)	457,494	(792,536)
Net increase (decrease) in net assets from operations	2,050,666	(249,266)	265,504	(552,986)
Contract transactions:
Payments received from contract owners	41,141	132,168	47,485	9,015
Transfers between investment options (including GIA/MVA), net	166,841	(1,111,800)	(125,368)	(47,426)
Transfers for contract benefits and terminations	(1,966,168)	(2,672,699)	(166,181)	(397,992)
Contract maintenance charges	(103,550)	(125,205)	(2,633)	(4,087)
Adjustments to net assets allocated to contracts in payout period	(9)	-	(12)	-
Net increase (decrease) in net assets resulting from contract transactions	(1,861,745)	(3,777,536)	(246,709)	(440,490)
Total increase (decrease) in net assets	188,921	(4,026,802)	18,795	(993,476)
Net assets at beginning of period	12,245,374	16,272,176	2,097,681	3,091,157
Net assets at end of period	$ 12,434,295	$ 12,245,374	$ 2,116,476	$ 2,097,681
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 44,832	$ 165,720	$ 184,749	$ 432,193
Realized gains (losses)	(16,825)	252,488	1,249,295	212,219
Unrealized appreciation (depreciation) during the year	320,257	(1,018,464)	797,215	(3,194,892)
Net increase (decrease) in net assets from operations	348,264	(600,256)	2,231,259	(2,550,480)
Contract transactions:
Payments received from contract owners	845,420	128,006	202,728	197,564
Transfers between investment options (including GIA/MVA), net	(82,474)	251,237	(175,665)	(868,303)
Transfers for contract benefits and terminations	(1,545,550)	(1,136,417)	(3,904,653)	(6,523,901)
Contract maintenance charges	(11,273)	(15,644)	(203,765)	(247,146)
Adjustments to net assets allocated to contracts in payout period	(13)	(1,515)	(1,179)	(1,669)
Net increase (decrease) in net assets resulting from contract transactions	(793,890)	(774,333)	(4,082,534)	(7,443,455)
Total increase (decrease) in net assets	(445,626)	(1,374,589)	(1,851,275)	(9,993,935)
Net assets at beginning of period	7,036,352	8,410,941	30,371,903	40,365,838
Net assets at end of period	$ 6,590,726	$ 7,036,352	$ 28,520,628	$ 30,371,903

	Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (400,054)	$ (458,122)	$ (56,013)	$ (319,960)
Realized gains (losses)	1,461,834	1,021,133	8,657,371	6,207,024
Unrealized appreciation (depreciation) during the year	(1,790,294)	2,120,509	(5,506,453)	(11,487,201)
Net increase (decrease) in net assets from operations	(728,514)	2,683,520	3,094,905	(5,600,137)
Contract transactions:
Payments received from contract owners	222,469	273,129	545,465	575,768
Transfers between investment options (including GIA/MVA), net	(828,480)	(905,418)	(626,617)	(877,205)
Transfers for contract benefits and terminations	(3,159,307)	(4,057,973)	(6,585,200)	(9,208,020)
Contract maintenance charges	(50,097)	(59,687)	(109,332)	(135,791)
Adjustments to net assets allocated to contracts in payout period	190	(205)	56,709	334,657
Net increase (decrease) in net assets resulting from contract transactions	(3,815,225)	(4,750,154)	(6,718,975)	(9,310,591)
Total increase (decrease) in net assets	(4,543,739)	(2,066,634)	(3,624,070)	(14,910,728)
Net assets at beginning of period	33,773,278	35,839,912	47,117,395	62,028,123
Net assets at end of period	$ 29,229,539	$ 33,773,278	$ 43,493,325	$ 47,117,395
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (667,930)	$ 1,386,340	$ 1,999,129	$ 2,177,026
Realized gains (losses)	22,816,293	6,439,646	807,109	1,270,319
Unrealized appreciation (depreciation) during the year	(26,133,830)	(25,882,108)	2,408,617	(5,237,682)
Net increase (decrease) in net assets from operations	(3,985,467)	(18,056,122)	5,214,855	(1,790,337)
Contract transactions:
Payments received from contract owners	708,881	779,604	405,498	627,595
Transfers between investment options (including GIA/MVA), net	4,179,357	10,550,500	(2,402,986)	(2,147,908)
Transfers for contract benefits and terminations	(22,197,902)	(28,517,366)	(12,275,946)	(15,814,015)
Contract maintenance charges	(885,829)	(1,105,588)	(411,927)	(495,455)
Adjustments to net assets allocated to contracts in payout period	(1,656)	3,771	(4,797)	1,798
Net increase (decrease) in net assets resulting from contract transactions	(18,197,149)	(18,289,079)	(14,690,158)	(17,827,985)
Total increase (decrease) in net assets	(22,182,616)	(36,345,201)	(9,475,303)	(19,618,322)
Net assets at beginning of period	134,233,166	170,578,367	71,604,202	91,222,524
Net assets at end of period	$ 112,050,550	$ 134,233,166	$ 62,128,899	$ 71,604,202

	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 178,016	$ (4,786)	$ (253,411)	$ (269,429)
Realized gains (losses)	5,887,823	9,191,344	2,178,300	2,683,536
Unrealized appreciation (depreciation) during the year	(3,707,755)	(8,639,273)	2,420,954	(2,507,977)
Net increase (decrease) in net assets from operations	2,358,084	547,285	4,345,843	(93,870)
Contract transactions:
Payments received from contract owners	212,999	276,543	127,086	146,360
Transfers between investment options (including GIA/MVA), net	(2,320,160)	(5,237,338)	(354,236)	(644,145)
Transfers for contract benefits and terminations	(7,541,979)	(8,332,318)	(2,329,033)	(2,741,314)
Contract maintenance charges	(251,768)	(299,998)	(37,423)	(39,151)
Adjustments to net assets allocated to contracts in payout period	(827)	30,556	(13,989)	1,365
Net increase (decrease) in net assets resulting from contract transactions	(9,901,735)	(13,562,555)	(2,607,595)	(3,276,885)
Total increase (decrease) in net assets	(7,543,651)	(13,015,270)	1,738,248	(3,370,755)
Net assets at beginning of period	45,424,555	58,439,825	19,442,544	22,813,299
Net assets at end of period	$ 37,880,904	$ 45,424,555	$ 21,180,792	$ 19,442,544
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 263,449	$ (483,924)	$ 55,229	$ 70,274
Realized gains (losses)	7,505,972	7,736,009	1,331,547	1,354,093
Unrealized appreciation (depreciation) during the year	3,400,820	(8,942,918)	(1,444,396)	(2,765,946)
Net increase (decrease) in net assets from operations	11,170,241	(1,690,833)	(57,620)	(1,341,579)
Contract transactions:
Payments received from contract owners	310,872	300,200	151,337	128,769
Transfers between investment options (including GIA/MVA), net	(4,742,752)	(3,001,585)	(729,576)	(795,158)
Transfers for contract benefits and terminations	(9,381,237)	(9,999,063)	(2,466,003)	(2,870,891)
Contract maintenance charges	(301,418)	(362,878)	(16,998)	(21,151)
Adjustments to net assets allocated to contracts in payout period	(668)	5,111	452	4,261
Net increase (decrease) in net assets resulting from contract transactions	(14,115,203)	(13,058,215)	(3,060,788)	(3,554,170)
Total increase (decrease) in net assets	(2,944,962)	(14,749,048)	(3,118,408)	(4,895,749)
Net assets at beginning of period	53,263,594	68,012,642	18,069,548	22,965,297
Net assets at end of period	$ 50,318,632	$ 53,263,594	$ 14,951,140	$ 18,069,548

	Wanger International		Wanger International Select
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (83,168)	$ 65,458	$ 15,304	$ 8,775
Realized gains (losses)	4,769,392	5,530,967	151,460	343,101
Unrealized appreciation (depreciation) during the year	(5,898,080)	(6,079,452)	(213,243)	(455,446)
Net increase (decrease) in net assets from operations	(1,211,856)	(483,027)	(46,479)	(103,570)
Contract transactions:
Payments received from contract owners	265,026	215,467	2,769	25,622
Transfers between investment options (including GIA/MVA), net	(1,669,812)	(571,706)	(4,609,337)	52,507
Transfers for contract benefits and terminations	(6,486,404)	(8,394,675)	(108,962)	(646,711)
Contract maintenance charges	(211,767)	(260,009)	(3,632)	(11,437)
Adjustments to net assets allocated to contracts in payout period	(153)	1,512	3	-
Net increase (decrease) in net assets resulting from contract transactions	(8,103,110)	(9,009,411)	(4,719,159)	(580,019)
Total increase (decrease) in net assets	(9,314,966)	(9,492,438)	(4,765,638)	(683,589)
Net assets at beginning of period	52,104,005	61,596,443	4,765,638	5,449,227
Net assets at end of period	$ 42,789,039	$ 52,104,005	$ -	$ 4,765,638
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Wanger Select		Wanger USA
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (69,718)	$ (94,659)	$ (397,965)	$ (470,446)
Realized gains (losses)	1,946,952	2,247,282	8,220,316	6,296,155
Unrealized appreciation (depreciation) during the year	(1,184,757)	(2,192,517)	(4,329,358)	(6,345,107)
Net increase (decrease) in net assets from operations	692,477	(39,894)	3,492,993	(519,398)
Contract transactions:
Payments received from contract owners	54,161	48,066	261,460	171,066
Transfers between investment options (including GIA/MVA), net	(316,798)	(235,515)	(823,944)	(743,028)
Transfers for contract benefits and terminations	(951,644)	(961,410)	(3,262,648)	(3,917,020)
Contract maintenance charges	(11,605)	(12,996)	(28,771)	(33,194)
Adjustments to net assets allocated to contracts in payout period	-	-	2,703	(1,726)
Net increase (decrease) in net assets resulting from contract transactions	(1,225,886)	(1,161,855)	(3,851,200)	(4,523,902)
Total increase (decrease) in net assets	(533,409)	(1,201,749)	(358,207)	(5,043,300)
Net assets at beginning of period	6,762,110	7,963,859	32,554,015	37,597,315
Net assets at end of period	$ 6,228,701	$ 6,762,110	$ 32,195,808	$ 32,554,015
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the Company, “we” or “us”). PHL Variable is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 58 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock - Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Aggressive Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Balanced ETF Asset Allocation Portfolio-Class II)
Morningstar Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II)
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (effective 6/17/2016, liquidated and merged into surviving fund Sentinel Variable Products Small Company Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series-Class A Shares
Virtus Enhanced Core Equity Series-Class A Shares (formerly Virtus Growth & Income Series-Class A Shares)
Virtus International Series-Class A Shares
Virtus Multi-Sector Fixed Income Series-Class A Shares
Virtus Real Estate Securities Series-Class A Shares
Virtus Small-Cap Growth Series-Class A Shares
Virtus Small-Cap Value Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger International Select (liquidated 4/29/2016)
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
D.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
F.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 967,401	$ 550,302
Alger Capital Appreciation Portfolio – Class I-2 Shares	36,843	468,534
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	314,425	591,758
Deutsche Equity 500 Index VIP – Class A	2,966,296	7,831,889
Deutsche Small Cap Index VIP – Class A	77,084	180,002
Federated Fund for U.S. Government Securities II	3,510,987	16,611,905
Federated Government Money Fund II - Service Shares	16,807,866	18,625,493
Federated High Income Bond Fund II – Primary Shares	1,671,538	1,598,117
Fidelity ® VIP Contrafund® Portfolio – Service Class	2,730,718	5,759,543
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,619,657	15,079,330
Fidelity ® VIP Growth Portfolio – Service Class	2,156,985	1,866,594
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,171,579	8,151,325
Franklin Flex Cap Growth VIP Fund – Class 2	71,088	46,011
Franklin Income VIP Fund – Class 2	2,260,980	5,816,625
Franklin Mutual Shares VIP Fund – Class 2	3,548,918	6,699,748
Guggenheim VT Long Short Equity Fund	3,452	67,273
Invesco V.I. American Franchise Fund – Series I Shares	1,462,320	4,228,605
Invesco V.I. Core Equity Fund – Series I Shares	240,741	587,118
Invesco V.I. Equity and Income Fund – Series II Shares	700,769	323,604
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	101,327	253,315
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	29,260	163,698
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	619,980	640,518
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,113,941	11,201,547
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	239,437	721,866
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	889,620	1,281,770
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	4,389,537	6,271,212
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,467,056	3,033,370
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	5,620,772	7,612,717
Neuberger Berman AMT Guardian Portfolio – S Class	6,841,557	8,174,617
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	158,779	50,459
Oppenheimer Capital Appreciation Fund/VA – Service Shares	98,631	287,419
Oppenheimer Global Fund/VA – Service Shares	243,655	461,112
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,236,363	5,523,793
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	780,477	2,870,177
PIMCO Real Return Portfolio – Advisor Class	370,107	362,270
PIMCO Total Return Portfolio – Advisor Class	581,954	1,528,829
Rydex VT Inverse Government Long Bond Strategy Fund	38,992	117,855
Rydex VT Nova Fund	31	298,694
Sentinel Variable Products Balanced Fund	986,665	700,770
Sentinel Variable Products Bond Fund	404,920	5,126,563
Sentinel Variable Products Common Stock Fund	7,393,563	20,559,336
Sentinel Variable Products Mid Cap Fund	60,775	746,254
Sentinel Variable Products Small Company Fund	1,556,107	2,699,622
Templeton Developing Markets VIP Fund – Class 2	571,707	828,937
Templeton Foreign VIP Fund – Class 2	1,233,921	1,867,502
Templeton Growth VIP Fund – Class 2	3,806,886	6,582,281
Virtus Capital Growth Series – Class A Shares	1,078,997	4,583,218
Virtus Enhanced Core Equity Series – Class A Shares	9,016,126	7,449,827
Virtus International Series – Class A Shares	24,347,668	19,936,841
Virtus Multi-Sector Fixed Income Series – Class A Shares	3,680,675	16,371,701
Virtus Real Estate Securities Series – Class A Shares	6,992,076	10,722,902
Virtus Small-Cap Growth Series – Class A Shares	2,486,446	3,564,722

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Small-Cap Value Series – Class A Shares	$ 6,521,984	$ 14,628,239
Virtus Strategic Allocation Series – Class A Shares	1,974,395	3,327,565
Wanger International	4,557,628	8,867,441
Wanger International Select	155,023	4,718,985
Wanger Select	2,072,787	1,390,610
Wanger USA	8,747,584	4,530,501
	$ 154,787,056	$ 285,142,831

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	379,975	(379,471)	504	1,269,406	(1,167,549)	101,857
Alger Capital Appreciation Portfolio – Class I-2 Shares	4,004	(123,031)	(119,027)	7,606	(167,070)	(159,464)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	134,865	(324,585)	(189,720)	426,774	(417,976)	8,798
Deutsche Equity 500 Index VIP – Class A	329,615	(2,109,717)	(1,780,102)	810,871	(2,442,737)	(1,631,866)
Deutsche Small Cap Index VIP – Class A	24,297	(106,985)	(82,688)	158,929	(141,076)	17,853
Federated Fund for U.S. Government Securities II	2,190,090	(6,738,472)	(4,548,382)	941,659	(5,952,235)	(5,010,576)
Federated Government Money Fund II - Service Shares	23,539,080	(25,081,445)	(1,542,365)	21,790,390	(24,767,258)	(2,976,868)
Federated High Income Bond Fund II – Primary Shares	326,884	(425,515)	(98,631)	686,806	(1,156,122)	(469,316)
Fidelity ® VIP Contrafund® Portfolio – Service Class	272,507	(1,466,514)	(1,194,007)	384,763	(1,474,244)	(1,089,481)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	792,150	(6,944,863)	(6,152,713)	437,857	(11,769,304)	(11,331,447)
Fidelity ® VIP Growth Portfolio – Service Class	488,915	(620,852)	(131,937)	96,339	(880,825)	(784,486)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	799,767	(6,199,386)	(5,399,619)	1,015,653	(7,439,050)	(6,423,397)
Franklin Flex Cap Growth VIP Fund – Class 2	35,822	(29,982)	5,840	77,795	(66,159)	11,636
Franklin Income VIP Fund – Class 2	1,113,484	(4,543,192)	(3,429,708)	1,579,741	(6,777,122)	(5,197,381)
Franklin Mutual Shares VIP Fund – Class 2	433,735	(3,630,930)	(3,197,195)	768,051	(5,336,613)	(4,568,562)
Guggenheim VT Long Short Equity Fund	2,586	(36,584)	(33,998)	1,157	(32,997)	(31,840)
Invesco V.I. American Franchise Fund – Series I Shares	308,409	(3,033,746)	(2,725,337)	142,520	(3,624,400)	(3,481,880)
Invesco V.I. Core Equity Fund – Series I Shares	10,451	(348,778)	(338,327)	36,479	(597,819)	(561,340)
Invesco V.I. Equity and Income Fund – Series II Shares	432,484	(208,293)	224,191	403,522	(216,636)	186,886
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	5,473	(146,264)	(140,791)	18,270	(160,470)	(142,200)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	3,431	(83,207)	(79,776)	1,914	(81,350)	(79,436)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	234,543	(351,485)	(116,942)	317,583	(842,640)	(525,057)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	330,989	(7,259,756)	(6,928,767)	475,233	(8,580,043)	(8,104,810)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	40,979	(438,277)	(397,298)	152,897	(601,036)	(448,139)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	279,159	(921,924)	(642,765)	220,249	(2,123,365)	(1,903,116)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	2,370,524	(5,152,112)	(2,781,588)	2,649,564	(5,347,418)	(2,697,854)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	676,772	(2,247,775)	(1,571,003)	709,517	(2,038,697)	(1,329,180)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	4,121,050	(7,053,765)	(2,932,715)	3,335,933	(7,861,642)	(4,525,709)
Neuberger Berman AMT Guardian Portfolio – S Class	233,664	(5,682,761)	(5,449,097)	380,191	(8,208,338)	(7,828,147)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	158,124	(49,357)	108,767	240,653	(3,273)	237,380
Oppenheimer Capital Appreciation Fund/VA – Service Shares	20,003	(205,029)	(185,026)	197,687	(150,848)	46,839
Oppenheimer Global Fund/VA – Service Shares	112,014	(331,405)	(219,391)	541,735	(508,787)	32,948
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	625,733	(3,906,118)	(3,280,385)	295,563	(5,685,636)	(5,390,073)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	3,956,928	(7,475,634)	(3,518,706)	11,038,725	(7,487,743)	3,550,982
PIMCO Real Return Portfolio – Advisor Class	286,516	(293,047)	(6,531)	266,840	(568,064)	(301,224)
PIMCO Total Return Portfolio – Advisor Class	435,000	(1,092,315)	(657,315)	667,613	(1,811,265)	(1,143,652)
Rydex VT Inverse Government Long Bond Strategy Fund	148,433	(402,793)	(254,360)	98,252	(313,647)	(215,395)
Rydex VT Nova Fund	30	(116,161)	(116,131)	35	(30,969)	(30,934)
Sentinel Variable Products Balanced Fund	686,984	(481,247)	205,737	241,729	(421,804)	(180,075)
Sentinel Variable Products Bond Fund	323,040	(3,954,884)	(3,631,844)	573,155	(4,823,749)	(4,250,594)
Sentinel Variable Products Common Stock Fund	297,662	(12,559,949)	(12,262,287)	1,081,637	(17,886,276)	(16,804,639)
Sentinel Variable Products Mid Cap Fund	7,626	(553,270)	(545,644)	543,702	(357,031)	186,671
Sentinel Variable Products Small Company Fund	589,677	(1,719,398)	(1,129,721)	289,039	(2,587,031)	(2,297,992)
Templeton Developing Markets VIP Fund – Class 2	494,675	(746,844)	(252,169)	128,334	(362,581)	(234,247)
Templeton Foreign VIP Fund – Class 2	618,284	(935,710)	(317,426)	322,440	(604,909)	(282,469)
Templeton Growth VIP Fund – Class 2	1,849,701	(4,489,089)	(2,639,388)	1,084,703	(6,274,834)	(5,190,131)
Virtus Capital Growth Series – Class A Shares	325,751	(2,344,233)	(2,018,482)	330,450	(2,710,167)	(2,379,717)
Virtus Enhanced Core Equity Series – Class A Shares	629,373	(3,311,424)	(2,682,051)	573,066	(4,064,095)	(3,491,029)
Virtus International Series – Class A Shares	6,370,706	(15,780,620)	(9,409,914)	8,526,113	(17,693,507)	(9,167,394)
Virtus Multi-Sector Fixed Income Series – Class A Shares	623,224	(7,132,197)	(6,508,973)	1,299,712	(8,713,767)	(7,414,055)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Real Estate Securities Series – Class A Shares	230,642	(3,562,935)	(3,332,293)	275,012	(5,494,381)	(5,219,369)
Virtus Small-Cap Growth Series – Class A Shares	194,642	(599,105)	(404,463)	91,234	(607,845)	(516,611)
Virtus Small-Cap Value Series – Class A Shares	137,752	(6,163,204)	(6,025,452)	315,804	(6,768,616)	(6,452,812)
Virtus Strategic Allocation Series – Class A Shares	63,164	(1,034,073)	(970,909)	73,486	(1,181,846)	(1,108,360)
Wanger International	372,548	(3,218,579)	(2,846,031)	769,029	(3,852,263)	(3,083,234)
Wanger International Select	29,588	(1,425,236)	(1,395,648)	118,339	(219,424)	(101,085)
Wanger Select	36,404	(296,404)	(260,000)	71,550	(339,180)	(267,630)
Wanger USA	132,073	(795,334)	(663,261)	105,001	(939,421)	(834,420)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2016	4,558	1.26	to	1.39	5,986	1.82%	0.90%	to	1.95%	2.41%	to	3.51%
2015 ‡	4,557	1.23	to	1.34	5,821	9.90%	0.90%	to	1.95%	(0.68%)	to	0.38%
2014	4,455	1.24	to	1.33	5,720	2.33%	0.90%	to	1.95%	5.02%	to	6.15%
2013 ‡	4,694	1.19	to	1.26	5,719	2.22%	0.90%	to	1.80%	14.18%	to	15.23%
2012	4,562	1.04	to	1.09	4,852	1.92%	0.90%	to	1.80%	11.33%	to	12.35%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2016 ‡	785	4.91	to	3.59	2,866	0.18%	0.90%	to	1.95%	(1.45%)	to	(0.40%)
2015	904	4.98	to	3.60	3,319	0.41%	0.90%	to	1.95%	4.12%	to	5.24%
2014	1,064	4.78	to	3.42	3,733	0.09%	0.90%	to	1.95%	11.54%	to	12.73%
2013	1,298	4.29	to	3.04	4,013	0.34%	0.90%	to	1.95%	32.56%	to	33.97%
2012 ‡	1,615	3.23	to	2.27	3,757	0.96%	0.90%	to	1.95%	15.99%	to	17.24%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2016 ‡	1,122	2.01	to	2.18	2,370	0.43%	0.90%	to	1.80%	18.11%	to	19.19%
2015	1,312	1.70	to	1.83	2,329	0.09%	0.90%	to	1.80%	(4.43%)	to	(3.56%)
2014 ‡	1,303	1.78	to	1.90	2,410	0.95%	0.90%	to	1.80%	7.29%	to	8.27%
2013 ‡	1,452	1.66	to	1.75	2,486	1.07%	0.90%	to	1.80%	30.44%	to	31.63%
2012 ‡	896	1.27	to	1.33	1,171	0.92%	0.90%	to	1.80%	15.19%	to	16.25%
Deutsche Equity 500 Index VIP – Class A
2016 ‡	5,701	3.84	to	4.72	23,525	2.14%	0.90%	to	1.95%	9.45%	to	10.61%
2015 ‡	7,481	3.51	to	4.27	28,266	13.68%	0.90%	to	1.95%	(0.84%)	to	0.22%
2014 ‡	9,113	3.54	to	4.26	34,320	1.91%	0.90%	to	1.95%	11.18%	to	12.37%
2013 ‡	12,124	3.18	to	3.79	40,805	1.84%	0.90%	to	1.95%	29.36%	to	30.74%
2012 ‡	15,428	1.23	to	2.90	40,008	1.78%	0.90%	to	2.25%	13.09%	to	14.66%
Deutsche Small Cap Index VIP – Class A
2016 ‡	244	1.91	to	2.04	477	1.08%	0.90%	to	1.65%	19.04%	to	19.94%
2015 ‡	327	1.60	to	1.70	537	1.20%	0.90%	to	1.65%	(6.17%)	to	(5.45%)
2014 ‡	309	1.71	to	1.80	541	0.94%	0.90%	to	1.65%	3.02%	to	3.80%
2013 ‡	373	1.64	to	1.73	633	1.50%	0.90%	to	1.80%	36.15%	to	37.39%
2012 ‡	314	1.21	to	1.26	388	0.87%	0.90%	to	1.80%	14.16%	to	15.20%
Federated Fund for U.S. Government Securities II
2016	17,622	2.53	to	3.54	47,947	2.65%	0.90%	to	1.95%	(0.37%)	to	0.70%
2015	22,171	2.54	to	3.52	61,387	22.31%	0.90%	to	1.95%	(1.44%)	to	(0.39%)
2014 ‡	27,181	2.58	to	3.53	75,796	3.07%	0.90%	to	1.95%	2.58%	to	3.68%
2013 ‡	33,606	2.52	to	3.40	90,629	3.39%	0.90%	to	1.95%	(3.96%)	to	(2.93%)
2012 ‡	38,653	2.62	to	3.51	107,456	3.93%	0.90%	to	1.95%	0.97%	to	2.05%
Federated Government Money Fund II - Service Shares
2016 ‡	32,960	0.88	to	0.95	30,080	0.00%*	0.75%	to	1.80%	(1.79%)	to	(0.76%)
2015 ‡	34,503	0.90	to	0.96	31,897	0.01%	0.75%	to	1.80%	(1.80%)	to	(0.75%)
2014	37,480	0.91	to	0.96	35,108	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2013	49,495	0.93	to	0.97	46,995	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2012	51,341	0.94	to	0.98	49,377	0.00%*	0.75%	to	1.95%	(1.95%)	to	(0.75%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2016 ‡	2,036	4.59	to	5.80	8,114	6.14%	0.75%	to	1.95%	12.59%	to	13.96%
2015 ‡	2,134	4.08	to	5.09	7,445	17.05%	0.75%	to	1.95%	(4.47%)	to	(3.30%)
2014 ‡	2,604	4.27	to	5.27	9,596	6.37%	0.75%	to	1.95%	0.69%	to	1.92%
2013 ‡	3,190	4.24	to	5.17	11,825	7.30%	0.75%	to	1.95%	4.90%	to	6.19%
2012 ‡	3,923	4.04	to	4.87	13,156	7.64%	0.75%	to	1.95%	12.46%	to	13.84%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2016	5,440	5.15	to	4.84	23,363	0.69%	0.90%	to	1.95%	5.82%	to	6.94%
2015 ‡	6,634	4.87	to	4.52	26,911	3.91%	0.90%	to	1.95%	(1.40%)	to	(0.35%)
2014	7,723	4.94	to	4.54	31,904	0.86%	0.90%	to	1.95%	9.64%	to	10.81%
2013	9,331	4.51	to	4.09	34,735	0.93%	0.90%	to	1.95%	28.59%	to	29.97%
2012 ‡	9,881	3.50	to	3.15	28,251	1.12%	0.90%	to	1.95%	14.04%	to	15.26%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2016 ‡	27,053	3.73	to	3.15	60,193	0.22%	0.90%	to	1.95%	(1.70%)	to	(0.65%)
2015 ‡	33,206	3.80	to	3.17	75,586	0.17%	0.90%	to	1.95%	3.43%	to	4.53%
2014 ‡	44,537	3.67	to	3.03	96,699	0.11%	0.90%	to	1.95%	9.92%	to	11.10%
2013 ‡	58,728	3.34	to	2.73	116,650	0.18%	0.90%	to	1.95%	35.10%	to	36.54%
2012 ‡	71,975	2.47	to	2.00	106,846	0.29%	0.90%	to	1.95%	17.13%	to	18.39%
Fidelity ® VIP Growth Portfolio – Service Class
2016	3,640	3.24	to	5.36	10,865	-	0.75%	to	1.95%	(1.24%)	to	(0.04%)
2015	3,772	3.28	to	5.36	11,567	0.62%	0.75%	to	1.95%	4.97%	to	6.25%
2014 ‡	4,556	3.13	to	5.04	13,331	0.09%	0.75%	to	1.95%	9.02%	to	10.35%
2013	5,428	2.87	to	4.57	14,792	0.18%	0.75%	to	1.95%	33.55%	to	35.18%
2012 ‡	6,558	2.15	to	3.38	13,350	0.46%	0.75%	to	1.95%	12.31%	to	13.69%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2016 ‡	20,344	1.28	to	1.41	27,217	2.09%	0.90%	to	1.80%	2.75%	to	3.69%
2015	25,744	1.25	to	1.36	33,347	3.37%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014 ‡	32,167	1.28	to	1.38	42,523	1.99%	0.90%	to	1.80%	3.85%	to	4.80%
2013 ‡	37,376	1.23	to	1.32	47,369	2.23%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	40,771	1.27	to	1.35	53,395	2.19%	0.90%	to	1.95%	3.70%	to	4.82%
Franklin Flex Cap Growth VIP Fund – Class 2
2016 ‡	85	1.50	to	1.58	131	-	1.10%	to	1.75%	(4.58%)	to	(3.95%)
2015 ‡	79	1.57	to	1.65	128	-	1.10%	to	1.75%	2.54%	to	3.22%
2014 ‡	67	1.54	to	1.60	105	-	1.10%	to	1.65%	4.36%	to	4.94%
2013 ‡	59	1.47	to	1.52	88	0.00%*	1.10%	to	1.65%	35.22%	to	35.97%
2012	222	1.09	to	1.13	243	-	0.90%	to	1.65%	7.46%	to	8.28%
Franklin Income VIP Fund – Class 2
2016 ‡	17,729	1.48	to	1.65	25,494	5.01%	0.90%	to	1.95%	11.81%	to	13.00%
2015 ‡	21,159	1.32	to	1.46	27,091	8.90%	0.90%	to	1.95%	(8.86%)	to	(7.89%)
2014	26,356	1.45	to	1.59	36,771	5.02%	0.90%	to	1.95%	2.58%	to	3.67%
2013	33,295	1.41	to	1.53	45,039	6.43%	0.90%	to	1.95%	11.72%	to	12.92%
2012 ‡	37,328	1.26	to	1.36	44,958	6.32%	0.90%	to	1.95%	10.45%	to	11.64%
Franklin Mutual Shares VIP Fund – Class 2
2016 ‡	14,844	3.90	to	5.30	30,821	1.98%	0.90%	to	1.95%	13.80%	to	15.02%
2015 ‡	18,041	3.42	to	4.61	32,586	5.27%	0.90%	to	1.95%	(6.79%)	to	(5.79%)
2014	22,610	3.67	to	4.89	42,822	1.94%	0.90%	to	1.95%	5.04%	to	6.16%
2013	28,825	3.50	to	4.61	51,521	2.05%	0.90%	to	1.95%	25.76%	to	27.11%
2012 ‡	36,654	2.78	to	3.63	51,747	2.01%	0.90%	to	1.95%	12.01%	to	13.21%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2016	348	1.54	to	1.78	582	-	0.90%	to	1.95%	(1.30%)	to	(0.28%)
2015 ‡	382	1.56	to	1.79	643	-	0.90%	to	1.95%	(0.71%)	to	0.35%
2014	414	1.57	to	1.78	697	-	0.90%	to	1.95%	0.79%	to	1.87%
2013	471	1.56	to	1.75	784	0.00%*	0.90%	to	1.95%	15.17%	to	16.40%
2012 ‡	543	1.36	to	1.50	779	-	0.90%	to	1.95%	2.39%	to	3.49%
Invesco V.I. American Franchise Fund – Series I Shares
2016	9,952	1.48	to	1.54	15,074	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	12,678	1.47	to	1.52	19,017	-	0.90%	to	1.80%	3.12%	to	4.06%
2014 ‡	16,159	1.42	to	1.46	23,373	0.04%	0.90%	to	1.80%	6.49%	to	7.46%
2013	21,968	1.33	to	1.36	29,670	0.42%	0.90%	to	1.95%	37.41%	to	38.88%
2012 ‡, 4	29,047	0.97	to	0.98	28,349	-	0.90%	to	1.95%	(3.79%)	to	(3.09%)
Invesco V.I. Core Equity Fund – Series I Shares
2016	1,844	1.58	to	1.75	3,096	0.75%	0.90%	to	1.80%	8.29%	to	9.28%
2015	2,183	1.46	to	1.60	3,367	6.72%	0.90%	to	1.80%	(7.46%)	to	(6.62%)
2014	2,744	1.58	to	1.71	4,552	0.81%	0.90%	to	1.80%	6.20%	to	7.17%
2013	3,535	1.49	to	1.60	5,490	1.34%	0.90%	to	1.80%	26.93%	to	28.09%
2012 ‡	4,462	1.17	to	1.25	5,431	0.92%	0.90%	to	1.95%	11.83%	to	12.86%
Invesco V.I. Equity and Income Fund – Series II Shares
2016 ‡	1,083	1.65	to	1.82	1,839	1.64%	0.90%	to	1.80%	12.78%	to	13.81%
2015 ‡	859	1.46	to	1.60	1,282	2.39%	0.90%	to	1.80%	(4.34%)	to	(3.46%)
2014 ‡	672	1.53	to	1.65	1,043	1.71%	0.90%	to	1.80%	6.81%	to	7.79%
2013 ‡	580	1.43	to	1.53	841	1.47%	0.90%	to	1.80%	22.64%	to	23.76%
2012 ‡	614	1.17	to	1.24	725	1.64%	0.90%	to	1.80%	10.36%	to	11.38%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2016	841	1.70	to	1.93	1,532	0.08%	0.90%	to	1.95%	11.23%	to	12.42%
2015	981	1.53	to	1.72	1,599	13.47%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2014	1,123	1.62	to	1.81	1,935	0.04%	0.90%	to	1.95%	2.40%	to	3.50%
2013	1,281	1.59	to	1.75	2,142	0.70%	0.90%	to	1.95%	26.31%	to	27.66%
2012	1,555	1.26	to	1.37	2,048	0.07%	0.90%	to	1.95%	8.79%	to	9.95%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2016 ‡	213	1.95	to	2.18	442	-	0.90%	to	1.85%	13.65%	to	14.75%
2015	293	1.72	to	1.90	533	-	0.90%	to	1.85%	(4.19%)	to	(3.26%)
2014 ‡	372	1.79	to	1.97	703	-	0.90%	to	1.85%	8.98%	to	10.03%
2013	500	1.64	to	1.79	861	-	0.90%	to	1.85%	32.59%	to	33.87%
2012	618	1.24	to	1.33	799	-	0.90%	to	1.85%	8.33%	to	9.38%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2016	2,998	1.73	to	1.96	5,471	4.60%	0.90%	to	1.95%	9.96%	to	11.13%
2015 ‡	3,114	1.57	to	1.76	5,137	20.04%	0.90%	to	1.95%	(3.45%)	to	(2.42%)
2014	3,640	1.63	to	1.81	6,170	4.48%	0.90%	to	1.95%	2.31%	to	3.41%
2013 ‡	4,028	1.59	to	1.75	6,646	4.90%	0.90%	to	1.95%	6.07%	to	7.20%
2012 ‡	3,959	1.50	to	1.63	6,178	5.36%	0.90%	to	1.95%	10.34%	to	11.52%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2016	25,263	1.59	to	1.80	43,135	1.39%	0.90%	to	1.95%	14.84%	to	16.06%
2015 ‡	32,192	1.38	to	1.55	47,579	7.36%	0.90%	to	1.95%	(4.76%)	to	(3.74%)
2014 ‡	40,297	1.45	to	1.61	61,997	0.63%	0.90%	to	1.95%	5.56%	to	6.68%
2013	53,007	1.37	to	1.51	76,766	0.52%	0.90%	to	1.95%	33.25%	to	34.68%
2012 ‡	69,229	1.03	to	1.12	74,708	0.93%	0.90%	to	1.95%	9.90%	to	11.08%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2016	1,996	1.69	to	1.91	3,584	0.49%	0.90%	to	1.95%	14.13%	to	15.35%
2015 ‡	2,393	1.48	to	1.66	3,747	4.52%	0.90%	to	1.95%	(5.66%)	to	(4.65%)
2014	2,841	1.57	to	1.74	4,682	0.41%	0.90%	to	1.95%	9.36%	to	10.52%
2013	3,582	1.43	to	1.57	5,340	0.40%	0.90%	to	1.95%	27.78%	to	29.15%
2012 ‡	4,015	1.12	to	1.22	4,663	0.62%	0.90%	to	1.95%	12.31%	to	13.51%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2016	7,009	1.36	to	1.43	9,822	1.22%	0.90%	to	1.80%	9.22%	to	10.21%
2015 ‡	7,651	1.24	to	1.30	9,765	6.84%	0.90%	to	1.80%	(4.58%)	to	(3.71%)
2014 ‡	9,554	1.30	to	1.35	12,708	0.91%	0.90%	to	1.80%	2.59%	to	3.53%
2013 ‡	11,038	1.27	to	1.31	14,237	1.03%	0.90%	to	1.80%	15.99%	to	17.05%
2012	12,685	1.09	to	1.12	14,034	1.12%	0.90%	to	1.80%	12.14%	to	13.17%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2016	21,472	1.25	to	1.32	27,554	1.66%	0.90%	to	1.80%	6.53%	to	7.50%
2015	24,254	1.17	to	1.23	29,080	6.83%	0.90%	to	1.80%	(3.98%)	to	(3.10%)
2014 ‡	26,952	1.22	to	1.27	33,516	1.15%	0.90%	to	1.80%	2.63%	to	3.57%
2013	28,276	1.19	to	1.23	34,135	1.39%	0.90%	to	1.80%	9.85%	to	10.85%
2012	30,926	1.08	to	1.11	33,805	1.63%	0.90%	to	1.80%	8.82%	to	9.82%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2016	8,991	1.31	to	1.40	12,222	1.34%	0.90%	to	1.95%	7.56%	to	8.71%
2015	10,562	1.22	to	1.29	13,253	7.68%	0.90%	to	1.95%	(4.41%)	to	(3.39%)
2014 ‡	11,891	1.27	to	1.33	15,514	0.85%	0.90%	to	1.95%	2.54%	to	3.63%
2013 ‡	16,441	1.24	to	1.28	20,803	1.09%	0.90%	to	1.95%	14.28%	to	15.50%
2012	19,008	1.09	to	1.11	20,911	1.24%	0.90%	to	1.95%	10.71%	to	11.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2016 ‡	20,725	1.14	to	1.21	24,406	1.61%	0.90%	to	1.95%	4.31%	to	5.42%
2015 ‡	23,658	1.09	to	1.15	26,539	1.41%	0.90%	to	1.95%	(3.59%)	to	(2.56%)
2014 ‡	28,184	1.13	to	1.18	32,591	1.09%	0.90%	to	1.95%	1.29%	to	2.37%
2013	31,334	1.11	to	1.15	35,568	1.27%	0.90%	to	1.95%	5.24%	to	6.37%
2012	38,006	1.06	to	1.08	40,748	1.72%	0.90%	to	1.95%	5.76%	to	6.90%
Neuberger Berman AMT Guardian Portfolio – S Class
2016 ‡	23,481	1.54	to	1.70	34,924	0.38%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	28,930	1.44	to	1.58	40,084	0.56%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014 ‡	36,759	1.55	to	1.68	54,421	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013 ‡	47,079	1.45	to	1.55	64,994	0.67%	0.90%	to	1.80%	36.11%	to	37.36%
2012 ‡	57,854	1.05	to	1.13	58,445	0.15%	0.90%	to	1.95%	10.40%	to	11.59%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2016 ‡	346	0.99	to	1.00	345	-	0.90%	to	1.80%	2.29%	to	3.23%
2015 ‡, 5	237	0.97	to	0.97	230	-	0.90%	to	1.80%	(3.21%)	to	(3.06%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2016	433	1.39	to	1.53	623	0.11%	0.90%	to	1.80%	(4.18%)	to	(3.30%)
2015 ‡	618	1.45	to	1.58	918	-	0.90%	to	1.80%	1.41%	to	2.34%
2014	571	1.43	to	1.54	830	0.16%	0.90%	to	1.80%	13.06%	to	14.09%
2013	664	1.26	to	1.35	853	0.72%	0.90%	to	1.80%	27.10%	to	28.26%
2012 ‡	904	0.99	to	1.05	909	0.37%	0.90%	to	1.80%	11.76%	to	12.78%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2016 ‡	911	1.32	to	1.48	1,262	0.79%	0.90%	to	1.95%	(2.10%)	to	(1.05%)
2015 ‡	1,130	1.35	to	1.49	1,603	1.23%	0.90%	to	1.95%	1.65%	to	2.74%
2014 ‡	1,097	1.32	to	1.45	1,513	0.85%	0.90%	to	1.95%	0.07%	to	1.14%
2013	1,192	1.32	to	1.44	1,633	1.24%	0.90%	to	1.95%	24.52%	to	25.85%
2012 ‡	1,429	1.06	to	1.14	1,561	1.96%	0.90%	to	1.95%	18.59%	to	19.86%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2016 ‡	14,837	1.70	to	1.88	25,340	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	18,118	1.47	to	1.61	26,656	0.83%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	23,508	1.60	to	1.73	37,303	0.64%	0.90%	to	1.80%	9.65%	to	10.65%
2013 ‡	30,663	1.46	to	1.56	44,209	0.71%	0.90%	to	1.80%	38.10%	to	39.36%
2012 ‡	38,141	1.04	to	1.12	39,594	0.33%	0.90%	to	1.95%	15.37%	to	16.61%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2016 ‡	32,153	0.55	to	0.61	18,790	1.00%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	35,671	0.49	to	0.54	18,388	6.06%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014 ‡	32,120	0.67	to	0.73	22,576	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013 ‡	33,573	0.84	to	0.90	29,388	1.64%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012 ‡	31,662	1.00	to	1.07	32,941	2.39%	0.90%	to	1.95%	3.07%	to	4.18%
PIMCO Real Return Portfolio – Advisor Class
2016 ‡	1,314	1.28	to	1.41	1,771	2.15%	0.90%	to	1.80%	3.21%	to	4.15%
2015	1,321	1.22	to	1.35	1,713	6.98%	0.90%	to	1.95%	(4.70%)	to	(3.68%)
2014	1,622	1.28	to	1.40	2,192	1.34%	0.90%	to	1.95%	0.98%	to	2.06%
2013 ‡	2,172	1.28	to	1.38	2,886	1.13%	0.90%	to	1.80%	(10.94%)	to	(10.12%)
2012	5,523	1.44	to	1.53	8,204	0.94%	0.90%	to	1.80%	6.69%	to	7.67%
PIMCO Total Return Portfolio – Advisor Class
2016	3,728	1.43	to	1.58	5,579	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	4,385	1.40	to	1.55	6,480	22.12%	0.90%	to	1.95%	(1.61%)	to	(0.55%)
2014	5,529	1.42	to	1.56	8,235	2.07%	0.90%	to	1.95%	2.15%	to	3.24%
2013	6,607	1.39	to	1.51	9,582	2.07%	0.90%	to	1.95%	(3.97%)	to	(2.94%)
2012	9,151	1.45	to	1.56	13,729	2.48%	0.90%	to	1.95%	7.35%	to	8.50%
Rydex VT Inverse Government Long Bond Strategy Fund
2016 ‡	898	0.28	to	0.32	271	-	0.90%	to	1.95%	(4.83%)	to	(3.81%)
2015 ‡	1,153	0.29	to	0.33	363	-	0.90%	to	1.95%	(3.14%)	to	(2.11%)
2014	1,368	0.30	to	0.34	444	-	0.90%	to	1.95%	(26.38%)	to	(25.59%)
2013	1,579	0.41	to	0.46	690	-	0.90%	to	1.95%	13.02%	to	14.22%
2012 ‡	1,807	0.36	to	0.40	695	-	0.90%	to	1.95%	(8.03%)	to	(7.04%)
Rydex VT Nova Fund
2016 ‡	191	2.44	to	2.82	497	-	0.90%	to	1.95%	13.47%	to	14.68%
2015	307	2.15	to	2.46	697	-	0.90%	to	1.95%	(2.65%)	to	(1.61%)
2014	338	2.21	to	2.50	786	0.09%	0.90%	to	1.95%	16.28%	to	17.52%
2013	391	1.90	to	2.13	779	0.09%	0.90%	to	1.95%	46.09%	to	47.65%
2012	561	1.30	to	1.44	761	-	0.90%	to	1.95%	19.86%	to	21.14%
Sentinel Variable Products Balanced Fund
2016 ‡	694	1.45	to	1.55	1,041	1.25%	0.90%	to	1.60%	5.71%	to	6.46%
2015	488	1.35	to	1.46	688	21.01%	0.90%	to	1.80%	(1.77%)	to	(0.87%)
2014	668	1.38	to	1.47	953	1.52%	0.90%	to	1.80%	5.88%	to	6.84%
2013 ‡	873	1.30	to	1.38	1,170	1.46%	0.90%	to	1.80%	16.74%	to	17.81%
2012 ‡	1,085	1.11	to	1.17	1,240	1.07%	0.90%	to	1.80%	9.43%	to	10.44%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Bond Fund
2016 ‡	14,590	1.25	to	1.37	19,122	1.84%	0.90%	to	1.80%	(1.00%)	to	(0.09%)
2015	18,221	1.27	to	1.37	24,002	4.13%	0.90%	to	1.80%	(3.06%)	to	(2.18%)
2014	22,472	1.31	to	1.40	30,393	2.83%	0.90%	to	1.80%	2.14%	to	3.08%
2013 ‡	25,543	1.28	to	1.36	33,658	3.05%	0.90%	to	1.80%	(2.12%)	to	(1.23%)
2012	27,642	1.30	to	1.37	37,045	2.86%	0.90%	to	1.95%	4.45%	to	5.57%
Sentinel Variable Products Common Stock Fund
2016 ‡	44,148	1.61	to	1.78	75,429	1.52%	0.90%	to	1.95%	9.10%	to	10.26%
2015 ‡	56,411	1.48	to	1.61	87,794	3.18%	0.90%	to	1.95%	(1.76%)	to	(0.71%)
2014 ‡	73,215	1.50	to	1.63	115,268	1.55%	0.90%	to	1.95%	8.19%	to	9.35%
2013 ‡	92,285	1.39	to	1.49	133,450	1.45%	0.90%	to	1.95%	29.16%	to	30.54%
2012	111,586	1.08	to	1.14	124,149	1.72%	0.90%	to	1.95%	12.85%	to	14.06%
Sentinel Variable Products Mid Cap Fund[6]
2016	-	-	to	-	-	0.32%	0.90%	to	1.80%	2.76%	to	3.19%
2015 ‡	546	1.29	to	1.39	733	0.27%	0.90%	to	1.80%	(3.00%)	to	(2.12%)
2014	359	1.33	to	1.42	493	0.33%	0.90%	to	1.80%	2.75%	to	3.69%
2013 ‡	566	1.29	to	1.37	755	0.09%	0.90%	to	1.80%	29.94%	to	31.13%
2012 ‡	417	1.00	to	1.04	427	0.14%	0.90%	to	1.80%	10.31%	to	11.32%
Sentinel Variable Products Small Company Fund
2016 ‡	6,689	1.78	to	1.93	12,434	0.07%	0.90%	to	1.80%	18.07%	to	19.15%
2015 ‡	7,819	1.51	to	1.62	12,245	-	0.90%	to	1.80%	(3.11%)	to	(2.22%)
2014	10,117	1.55	to	1.66	16,272	0.47%	0.90%	to	1.80%	4.76%	to	5.72%
2013 ‡	12,434	1.48	to	1.57	18,995	0.12%	0.90%	to	1.80%	32.30%	to	33.51%
2012	15,390	1.11	to	1.18	17,681	0.46%	0.90%	to	1.95%	9.26%	to	10.44%
Templeton Developing Markets VIP Fund – Class 2
2016 ‡	1,496	0.90	to	4.09	2,116	0.80%	0.90%	to	1.80%	15.34%	to	16.39%
2015	1,748	0.78	to	3.51	2,098	2.03%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014 ‡	1,983	0.98	to	4.41	3,091	1.47%	0.90%	to	1.80%	(10.04%)	to	(9.22%)
2013 ‡	2,299	1.09	to	4.86	3,896	1.96%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012 ‡	2,652	1.12	to	4.95	4,523	1.37%	0.90%	to	1.80%	11.12%	to	12.14%
Templeton Foreign VIP Fund – Class 2
2016	2,695	3.07	to	3.14	6,591	1.97%	0.90%	to	1.95%	5.09%	to	6.21%
2015 ‡	3,012	2.92	to	2.95	7,036	11.81%	0.90%	to	1.95%	(8.31%)	to	(7.33%)
2014	3,295	3.18	to	3.19	8,411	1.89%	0.90%	to	1.95%	(12.86%)	to	(11.93%)
2013	3,810	3.65	to	3.62	11,189	2.35%	0.90%	to	1.95%	20.58%	to	21.86%
2012 ‡	4,519	3.03	to	2.97	11,052	3.01%	0.90%	to	1.95%	15.93%	to	17.17%
Templeton Growth VIP Fund – Class 2
2016 ‡	17,857	3.06	to	4.19	28,521	2.05%	0.75%	to	1.95%	7.49%	to	8.80%
2015 ‡	20,496	2.85	to	3.85	30,372	4.11%	0.75%	to	1.95%	(8.31%)	to	(7.19%)
2014	25,686	3.11	to	4.15	40,366	1.35%	0.75%	to	1.95%	(4.71%)	to	(3.54%)
2013	29,922	3.26	to	4.30	49,333	2.71%	0.75%	to	1.95%	28.27%	to	29.84%
2012 ‡	38,326	2.54	to	3.31	48,672	2.11%	0.75%	to	1.95%	18.70%	to	20.16%
Virtus Capital Growth Series – Class A Shares
2016	15,364	2.67	to	1.99	29,230	-	0.90%	to	1.95%	(2.79%)	to	(1.75%)
2015	17,383	2.75	to	2.02	33,773	-	0.90%	to	1.95%	7.13%	to	8.28%
2014 ‡	19,763	2.57	to	1.87	35,840	0.06%	0.90%	to	1.95%	9.55%	to	10.73%
2013	22,246	2.34	to	1.69	36,781	0.32%	0.90%	to	1.95%	26.92%	to	28.28%
2012 ‡	25,998	1.85	to	1.32	33,713	0.57%	0.90%	to	1.95%	11.54%	to	12.74%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Enhanced Core Equity Series – Class A Shares
2016	16,346	1.54	to	3.37	43,493	1.27%	0.90%	to	2.25%	6.96%	to	8.43%
2015	19,028	1.44	to	3.10	47,117	4.42%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	22,519	1.62†	to	3.44†	62,028	0.91%	0.90%	to	2.25%	7.17%	to	8.65%
2013	27,829	1.51	to	3.16	71,772	0.83%	0.90%	to	2.25%	28.84%	to	30.62%
2012 ‡	34,528	1.17	to	2.42	68,738	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
Virtus International Series – Class A Shares
2016 ‡	69,553	3.58	to	3.00	112,051	0.74%	0.90%	to	1.85%	(3.42%)	to	(2.49%)
2015 ‡	78,963	3.71	to	3.08	134,233	10.03%	0.90%	to	1.85%	(12.14%)	to	(11.29%)
2014 ‡	88,130	4.16	to	3.47	170,578	3.63%	0.90%	to	1.95%	(5.77%)	to	(4.77%)
2013	101,814	4.42	to	3.64	213,752	2.12%	0.90%	to	1.95%	5.68%	to	6.81%
2012 ‡	115,872	4.18	to	3.41	234,460	2.72%	0.90%	to	1.95%	14.24%	to	15.47%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2016 ‡	25,612	3.94	to	4.60	62,129	4.29%	0.75%	to	1.95%	7.17%	to	8.47%
2015 ‡	32,121	3.68	to	4.24	71,604	10.83%	0.75%	to	1.95%	(3.18%)	to	(2.00%)
2014	39,535	3.80	to	4.33	91,223	4.71%	0.75%	to	1.95%	(0.08%)	to	1.14%
2013 ‡	45,574	3.80	to	4.28	105,452	5.39%	0.75%	to	1.95%	0.26%	to	1.49%
2012 ‡	52,277	3.79	to	4.21	123,991	6.16%	0.75%	to	1.95%	12.45%	to	13.83%
Virtus Real Estate Securities Series – Class A Shares
2016 ‡	11,662	8.22	to	13.87	37,881	1.74%	0.90%	to	1.95%	4.75%	to	5.86%
2015 ‡	14,994	7.85	to	13.10	45,425	6.24%	0.90%	to	1.95%	0.39%	to	1.46%
2014 ‡	20,214	7.82	to	12.91	58,440	1.11%	0.90%	to	1.95%	29.06%	to	30.44%
2013	24,478	6.06	to	9.90	55,156	1.45%	0.90%	to	1.95%	(1.07%)	to	(0.01%)
2012 ‡	26,985	6.12	to	9.90	63,513	0.97%	0.90%	to	1.95%	14.69%	to	15.92%
Virtus Small-Cap Growth Series – Class A Shares
2016	2,827	7.15	to	8.33	21,181	-	0.90%	to	1.95%	23.48%	to	24.80%
2015 ‡	3,231	5.79	to	6.67	19,443	-	0.90%	to	1.95%	(1.24%)	to	(0.18%)
2014	3,748	5.86	to	6.69	22,813	-	0.90%	to	1.95%	3.45%	to	4.56%
2013	4,663	5.66	to	6.39	27,094	0.28%	0.90%	to	1.95%	37.48%	to	38.94%
2012 ‡	5,598	4.12	to	4.60	23,553	0.18%	0.90%	to	1.95%	9.63%	to	10.80%
Virtus Small-Cap Value Series – Class A Shares
2016 ‡	18,172	5.60	to	7.65	50,319	1.83%	0.90%	to	1.95%	24.08%	to	25.40%
2015 ‡	24,197	4.51	to	6.10	53,264	2.04%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
2014 ‡	30,650	4.67	to	6.24	68,013	0.58%	0.90%	to	1.95%	(0.15%)	to	0.92%
2013	37,795	4.67	to	6.19	84,772	0.56%	0.90%	to	1.95%	38.03%	to	39.50%
2012 ‡	46,261	3.39	to	4.44	77,273	2.22%	0.90%	to	1.95%	6.02%	to	7.16%
Virtus Strategic Allocation Series – Class A Shares
2016	4,872	3.07	to	4.16	14,951	1.64%	0.75%	to	1.95%	(1.14%)	to	(0.07%)
2015 ‡	5,843	3.10	to	4.16	18,070	2.96%	0.75%	to	1.95%	(7.23%)	to	(6.09%)
2014	6,951	3.34	to	4.43	22,965	2.10%	0.75%	to	1.95%	5.42%	to	6.71%
2013	8,064	3.17	to	4.15	25,102	1.88%	0.75%	to	1.95%	15.70%	to	17.11%
2012 ‡	9,680	2.74	to	3.54	25,850	2.29%	0.75%	to	1.95%	11.21%	to	12.57%
Wanger International
2016 ‡	14,563	5.99	to	6.10	42,789	1.13%	0.90%	to	1.95%	(3.32%)	to	(2.29%)
2015	17,409	6.19	to	6.25	52,104	5.29%	0.90%	to	1.95%	(1.85%)	to	(0.80%)
2014 ‡	20,492	6.31	to	6.30	61,596	1.41%	0.90%	to	1.95%	(6.27%)	to	(5.26%)
2013	24,325	6.73	to	6.65	77,789	2.60%	0.90%	to	1.95%	19.99%	to	21.27%
2012 ‡	28,556	5.61	to	5.48	76,214	1.19%	0.90%	to	1.95%	19.19%	to	20.47%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger International Select[7]
2016	-	-	to	-	-	2.39%	0.90%	to	1.85%	(1.01%)	to	(0.70%)
2015 ‡	1,396	4.76	to	5.71	4,766	14.59%	0.90%	to	1.85%	(2.86%)	to	(1.92%)
2014	1,497	4.90	to	5.82	5,449	1.36%	0.90%	to	1.85%	(8.68%)	to	(7.80%)
2013 ‡	1,749	5.36	to	6.32	6,970	5.91%	0.90%	to	1.85%	11.93%	to	13.01%
2012 ‡	2,103	4.79	to	5.59	7,297	1.12%	0.90%	to	1.85%	19.74%	to	20.90%
Wanger Select
2016	1,208	5.46	to	8.07	6,229	0.16%	0.90%	to	1.85%	11.27%	to	12.34%
2015 ‡	1,468	4.91	to	7.19	6,762	0.07%	0.90%	to	1.85%	(1.60%)	to	(0.65%)
2014	1,735	4.92	to	7.24	7,964	-	0.90%	to	1.95%	1.13%	to	2.21%
2013	2,087	4.87	to	7.08	9,232	0.29%	0.90%	to	1.95%	31.96%	to	33.37%
2012 ‡	2,384	3.69	to	5.31	7,981	0.40%	0.90%	to	1.95%	16.14%	to	17.39%
Wanger USA
2016	5,095	5.48	to	7.01	32,196	-	0.90%	to	1.95%	11.48%	to	12.67%
2015	5,758	4.92	to	6.22	32,554	-	0.90%	to	1.95%	(2.55%)	to	(1.50%)
2014	6,593	5.04	to	6.32	37,597	-	0.90%	to	1.95%	2.74%	to	3.84%
2013	7,783	4.91	to	6.08	42,648	0.14%	0.90%	to	1.95%	31.15%	to	32.55%
2012 ‡	8,969	3.74	to	4.59	37,676	0.30%	0.90%	to	1.95%	17.67%	to	18.93%

*Amount is less than 0.005%.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2015 financial statements, PHL Variable discovered that the unit values shown for Virtus Enhanced Core Equity Series - Class A Shares were incorrect. The lowest unit value shown was incorrectly shown as 3.23 and the highest unit value was incorrectly shown as 6.88.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	6On June 17, 2016, the Sentinel Mid Cap Fund merged into the Sentinel Small Company Fund.
[5]From inception November 2, 2015 to December 31, 2015.	7On April 29, 2016, the Wanger International Select was liquidated.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Nassau Reinsurance Group Holdings L.P., distributes PHL Variable’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2016 and 2015 were $7,234,576 and $8,806,256, respectively.
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL Variable will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2016 was $15,742,365.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.
SEC Cease-and-Desist Order
Phoenix and PHL Variable are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Phoenix is subject to an additional SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order and Penalties, which was approved by the SEC in July 2016 (the “July 2016 Order”). The July 2016 Order directed Phoenix to cease and desist from committing or

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
causing any violations and any future violations of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Exchange Act, and Rules 13a-1 and 13a-13 thereunder. Phoenix remains subject to these obligations. Pursuant to the terms of the July 2016 Order, Phoenix paid a civil monetary penalty to the SEC in the amount of $600,000.
Cases Brought by Policy Investors
Lima LS plc v. the Phoenix Companies, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, James D. Wehr, Philip K. Polkinghorn, and Dona D. Young, Case No. CV-12-01122, in the United States District Court for the District of Connecticut. In this action originally filed August 2, 2012, Plaintiff asserts various causes of actions based on allegations that the individual and corporate defendants promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. The defendants, including the Company, resolved the case through a settlement, and the case was dismissed on February 9, 2017.
Cost of Insurance Cases
Fleisher et al v. Phoenix Life Insurance Company, No. 11-cv-8405 (CM) (filed August 2, 2012), and SPRR et al v. PHL Variable Insurance Company, No. 14-cv-8714 (CM) (filed October 31, 2014), in the United States District Court for the Southern District of New York. Plaintiffs in these coordinated actions brought suit on behalf of themselves and others similarly situated, and asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. As of April 30, 2015, the Company reached an agreement with plaintiffs, memorialized in a formal settlement agreement executed on May 29, 2015, to resolve both litigations as part of a nationwide class settlement (the “Fleisher Settlement”). The court granted preliminary approval of the Fleisher Settlement on June 3, 2015, which provided for notice to be given to class members and for an opt-out period. The opt-out period expired on July 17, 2015, with certain policyholders opting out of the Fleisher Settlement, including policyholders pursuing claims in separate litigation. On September 9, 2015, the court entered an order approving of the Fleisher Settlement and final judgment was entered on December 9, 2015.
Tiger Capital LLC v. PHL Variable Insurance Company, No. 12-cv-2939 (CM) (filed March 14, 2012), in the United States District Court for the Southern District of New York. In this action the plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented in 2011 on certain universal life insurance policies. On June 3, 2015, the parties advised the court of a settlement, which included Tiger Capital, LLC’s participation in the Fleisher Settlement. The case was closed by the court on October 21, 2015.
U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 12-cv-6811 (CM) (originally filed November 16, 2011), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 13-cv-1580 (CM) (filed March 8, 2013), in the United States District Court for the Southern District of New York (collectively “U.S. Bank NY Litigation”). U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, Case No. 3:14-cv-00555-WWE (originally filed April 22, 2014), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company and Phoenix Life Insurance Company, Case No. 3:14-cv-01398-WWE (filed September 23, 2014), in the United States District Court for the District of Connecticut (collectively “U.S. Bank CT Litigation”). In these actions, plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. The U.S. Bank NY Litigation was resolved through a settlement and a joint stipulation of dismissal was filed on September 28, 2015. The U.S. Bank CT Litigation was resolved through a settlement and the cases were dismissed on February 3, 2017.
Shareholder Litigation
Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S, in Connecticut Superior Court, Hartford County. On September 28, 2015, Phoenix entered into a definitive merger agreement to be acquired by Nassau Re. On October 26, 2015, this putative class action lawsuit was filed by a purported shareholder of Phoenix challenging the proposed merger transaction. Plaintiff alleges that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholder by agreeing to the proposed merger transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies - Phoenix, Nassau Re and Davero Merger Sub Corp. (a wholly owned

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
subsidiary of Nassau Re) - aided and abetted such alleged breaches. The parties entered into a stipulation of settlement dated September 25, 2016 and a motion for preliminary approval was filed and granted by the Court on September 26, 2016. The Court held a final settlement hearing on December 16, 2016 and issued an order approving the settlement on February 23, 2017.
Consent Solicitation Litigation
Roth et al v. The Phoenix Companies, Inc. and U.S. Bank National Association as indenture trustee; No. 650634/2016 (New York Supreme Court, New York County) (filed February 8, 2016). Plaintiff in this action asserts various causes of action related to a January 7, 2016 consent solicitation launched by Phoenix in connection with its 7.45% Quarterly Interest Bonds due 2032 (the “Consent Solicitation”). While Phoenix believes that the lawsuit is without merit, to eliminate the burden, expense and uncertainties inherent in such litigation, and without admitting any liability or wrongdoing, Phoenix agreed, pursuant to the terms of a MOU effective as of February 24, 2016, to make (a) certain revisions to the proposed Fourth Supplemental Indenture (b) certain information available to current and prospective bondholders, and (c) certain supplemental disclosures in connection with the Consent Solicitation. A stipulation of settlement was entered into as of September 24, 2016. The final approval hearing was held on February 2, 2017, and the Court approved the settlement on March 27, 2017, and pursuant to the settlement awarded plaintiff’s counsel fees of $440,000.
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On April 29, 2016 the Wanger International Select Fund liquidated.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
C.    Name Changes
Effective April 28, 2017, the Virtus Capital Growth Series will be renamed Virtus KAR Capital Growth Series.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series will be renamed Virtus Rampart Enhanced Core Equity Series.
Effective April 28, 2017, the Virtus International Series will be renamed Virtus Duff & Phelps International Series.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series will be renamed Virtus Newfleet Multi-Sector Intermediate Bond Series.
Effective April 28, 2017, the Virtus Real Estate Securities Series will be renamed Virtus Duff & Phelps Real Estate Securities Series.
Effective April 28, 2017, the Virtus Small-Cap Growth Series will be renamed Virtus KAR Small-Cap Growth Series.
Effective April 28, 2017, the Virtus Small-Cap Value Series will be renamed Virtus KAR Small-Cap Value Series.
Effective October 11, 2016 the Virtus Growth & Income Series-Class A Shares was renamed the Virtus Enhanced Core Equity Series-Class A Shares.
Effective April 30, 2016 the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016 the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016 the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016 the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016 the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective May 1, 2015 the AllianceBernstein VPS Balanced Wealth Strategy Portfolio was renamed the AB VPS Balanced Wealth Strategy Portfolio.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadvisor to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 11—Subsequent Events
Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.
Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.
In February 2017, Phoenix settled certain Cost of Insurance and Policy Investor litigation. Phoenix recorded a charge of $56.0 million in the fourth quarter of 2016 related to these matters.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Policyholders
PHL Variable Insurance Company:
We have audited the accompanying statements of assets and liabilities of PHL Variable Accumulation Account, (comprised of the divisions listed in Note 1) (collectively, “the Separate Accounts”), as of December 31, 2016, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Accounts for the three years or periods ended December 31, 2014, were audited by other auditors whose report thereon dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Accounts as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Hartford, Connecticut
April 28, 2017

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4258 © 2016 The Phoenix Companies, Inc.	12-16